1933 Act Registration No. 333-

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[ ]      Pre-Effective                                [ ] Post-Effective
         Amendment No.                                    Amendment No.

                     KEYSTONE PRECIOUS METALS HOLDINGS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                          Rosemary D. Van Antwerp, Esq.
                     Keystone Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                   -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940 (File No. 33- 11050); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended February 28, 1997 was filed with the Commission on or about April 30, 1997.

         It is proposed that this filing will become effective on January 2, 1998 pursuant to Rule 488 of the Securities Act of 1933.

                            KEYSTONE PRECIOUS METALS
                                 HOLDINGS, INC.

                              CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1933


                                             Location in Prospectus/Proxy
Item of Part A of Form N-14                                          Statement

1.       Beginning of Registration           Cross Reference Sheet; Cover
         Statement and Outside               Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside               Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and             Comparison of Fees and
         Risk Factors                        Expenses; Summary; Comparison
                                             of Investment Objectives and
                                             Policies; Risks

4.       Information About the               Summary; Reasons for the
         Transaction                         Reorganization; Comparative
                                             Information on Shareholders'
                                             Rights; Exhibit A (Agreement
                                             and Plan of Reorganization)

5.       Information about the               Cover Page; Summary; Risks;
         Registrant                          Comparison of Investment
                                             Objectives and Policies;
                                             Comparative Information on
                                             Shareholders' Rights;
                                             Additional Information

6.       Information about the               Cover Page; Summary; Risks;
         Company Being Acquired              Comparison of Investment
                                             Objective and Policies;
                                             Comparative Information on
                                             Shareholders' Rights;
                                             Additional Information

7.       Voting Information                  Cover Page; Summary; Voting
                                             Information Concerning the
                                             Meeting

8.       Interest of Certain                 Financial Statements and
         Persons and Experts                 Experts; Legal Matters

9.       Additional Information              Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                          Cover Page

11.      Table of Contents                   Omitted

12.      Additional Information              Statement of Additional
         About the Registrant                Information of Keystone
                                             Precious Metals Holdings, Inc.
                                             dated April 30, 1997, as
                                             supplemented

13.      Additional Information              Statement of Additional
         about the Company Being             Information of Blanchard
         Acquired                            Precious Metals Fund, Inc.,
                                             dated August 31, 1997

14.      Financial Statements                Financial Statements dated
                                             October 31, 1997 of Keystone
                                             Precious Metals Holdings,
                                             Inc.; Financial Statements of
                                             Blanchard Precious Metals
                                             Fund, Inc. dated September 30,
                                             1997; Pro Forma Financial
                                             Statements of Evergreen
                                             Precious Metals Fund

Item of Part C of Form N-14
                                             Incorporated by Reference to
15.      Indemnification                     Part A Caption - "Comparative
                                             Information on Shareholders'
                                             Rights - Liability and
                                             Indemnification of Trustees
                                             and Directors"

16.      Exhibits                            Item 16.          Exhibits

17.      Undertakings                        Item 17.          Undertakings

                      BLANCHARD PRECIOUS METALS FUND, INC.
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

January 5, 1998

Dear Shareholder,

I am writing to shareholders of the Blanchard Precious Metals Fund, Inc. (the "Fund"), to inform you of a Special Shareholders' meeting to be held on February 20, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes three proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of
Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Precious Metals Fund (formerly known as "Keystone Precious Metals
Holdings, Inc.") in exchange for Class A shares of Evergreen Precious Metals Fund and the assumption by Evergreen Precious Metals Fund of certain liabilities of the Fund. You will receive shares of Evergreen Precious Metals Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen Precious Metals Fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. The transaction is a non-taxable event for shareholders.

The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between the Fund and Virtus
Capital Management, Inc.

     The third and final proposal requests shareholder consideration of an Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and Cavelti Capital Management, Ltd.

Information relating to the Interim Investment Advisory Agreement and the Interim Sub-Advisory Agreement is contained in the attached Prospectus/Proxy Statement.

The Board of Directors has unanimously approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals presented and sign and return your proxy card in the enclosed postage-paid envelope today.

If we do not receive your completed proxy card after several weeks, you may be contacted by our proxy solicitor, Shareholder Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

[Name]
[Title]
Blanchard Precious Metals Fund, Inc.

                 [SUBJECT TO COMPLETION, DECEMBER 3, 1997 PRELIMINARY COPY]


                      BLANCHARD PRECIOUS METALS FUND, INC.
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 20, 1998


         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Blanchard Precious Metals Fund, Inc. ("Precious Metals") will be held at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116 on February 20, 1998 at 2:00 p.m. for the following purposes:

         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of November 26, 1997, providing for the acquisition of all of the assets of Precious Metals by the Evergreen Precious Metals Fund ("Evergreen Precious Metals") (formerly known as "Keystone Precious Metals Holdings, Inc."), a series of the Evergreen International Trust, in exchange for Class A shares of Evergreen Precious Metals and the assumption by Evergreen Precious Metals of certain identified liabilities of Precious Metals. The Plan also provides for distribution of such shares of Evergreen Precious Metals to shareholders of Precious Metals in liquidation and subsequent termination of Precious Metals. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Precious Metals.

     2. To consider and act upon the Interim Management Contract between Precious Metals and Virtus Capital Management, Inc.

     3. To consider and act upon the Interim Sub-Advisory Agreement between Virtus Capital Management, Inc. and Cavelti Capital Management, Ltd.

     4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         The Board of Directors of Precious Metals has fixed the close of business on December 26, 1997 as the record date for the determination of shareholders of Precious Metals entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                       By Order of the Board of Directors

                                                              John W. McGonigle
                                                              Secretary

January 5, 1998

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card(s).

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card(s).

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card(s) should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                  VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                ABC Corp.
(2)  ABC Corp.                                John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                       John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan            John Doe, Trustee
TRUST ACCOUNTS
(1)  ABC Trust                                Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                     Jane B. Doe
u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                     John B. Smith
f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith, Jr.                       John B. Smith, Jr.,
                                              Executor

                PROSPECTUS/PROXY STATEMENT DATED JANUARY 5, 1998

                            Acquisition of Assets of

                      BLANCHARD PRECIOUS METALS FUND, INC.
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779

                        By and in Exchange for Shares of

                         EVERGREEN PRECIOUS METALS FUND
                                   a series of
                          Evergreen International Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of Blanchard Precious Metals Fund, Inc. ("Precious Metals") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of Precious Metals for consideration at a Special Meeting of Shareholders to be held on February 20, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of Precious Metals to be acquired by Evergreen Precious Metals Fund ("Evergreen Precious Metals") (formerly known as "Keystone Precious Metals Holdings, Inc.") in exchange for Class A shares of Evergreen Precious Metals and the assumption by Evergreen Precious Metals of certain identified liabilities of Precious Metals (hereinafter referred to as the "Reorganization"). Evergreen Precious Metals and Precious Metals are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, Class A shares of Evergreen Precious Metals will be distributed to shareholders of Precious Metals in liquidation of Precious Metals and such Fund will be terminated. No initial sales charges will be imposed in connection with the shares of Evergreen Precious Metals received by holders of shares of Precious Metals. As a result of the proposed Reorganization, shareholders of Precious Metals will receive that number of full and fractional Class A shares of Evergreen Precious Metals having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Precious Metals. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Evergreen   Precious   Metals  is  a  separate   series  of   Evergreen
International Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended

(the "1940 Act"). The investment objectives of Evergreen Precious Metals are to seek long-term capital appreciation while protecting the purchasing power of shareholders' capital and, as a secondary objective, to obtain current income. Evergreen Precious Metals invests primarily in common stocks of established companies directly or indirectly engaged in mining, processing or dealing in gold or other precious metals and minerals.

         The primary investment objective of Precious Metals is to provide long-term capital appreciation and preservation of purchasing power through investments in physical precious metals, such as gold, silver, platinum, and palladium, and in securities of companies involved with precious metals.

         Shareholders of Precious Metals are also being asked to approve the Interim Management Contract with Virtus Capital Management, Inc., a subsidiary of First Union Corporation ("Virtus"), (the "Interim Advisory Agreement") with the same terms and fees as the previous advisory agreement between Precious Metals and Virtus and the Interim Sub-Advisory Agreement between Virtus and Cavelti Capital Management Ltd. ("Cavelti Capital") with the same terms and fees as the previous sub- advisory agreement between Virtus and Cavelti Capital. The Interim Advisory Agreement and Interim Sub-Advisory Agreement will be in effect for the period of time between November 28, 1997, the date on which the merger of Signet Banking Corporation with and into a wholly-owned subsidiary of First Union Corporation was consummated, and the date of the Reorganization (scheduled for on or about February 27, 1998).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Precious Metals that shareholders of Precious Metals should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 5, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen Precious Metals dated October 31, 1997 and Precious Metals dated September 30, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Precious Metals at 200 Berkeley Street, Boston, Massachusetts 02116, or by calling toll-free 1-800-343-2898.

         The Prospectus of Evergreen Precious Metals dated April 30, 1997, as supplemented, and its Annual Report for the fiscal year ended October 31, 1997 are incorporated herein by reference in their entirety.
Shareholders of Precious Metals will receive, with this Prospectus/Proxy Statement, copies of the Prospectus of Evergreen Precious Metals. Additional information about Evergreen Precious Metals is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Precious Metals at the address or telephone number listed in the preceding paragraph.

         The Prospectus of Precious Metals dated August 31, 1997, insofar as it relates to Precious Metals only, and not to any other funds described therein, is incorporated herein in its entirety by reference. Copies of the Prospectus and related Statement of Additional Information dated the same date, are available upon request without charge by writing to Precious Metals at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829- 3863.

         Included as Exhibits A, B and C to this Prospectus/Proxy Statement are a copy of the Plan, the Interim Advisory Agreement and the Interim Sub-Advisory Agreement, respectively.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS


                                                                     Page

COMPARISON OF FEES AND EXPENSES..............................................6

SUMMARY  ....................................................................8
         Proposed Plan of Reorganization.....................................8
         Tax Consequences...................................................10
         Investment Objectives and Policies of the Funds....................11
         Comparative Performance Information for each Fund..................11
         Management of the Funds............................................12
         Investment Advisers and Sub-Adviser................................12
         Administrator......................................................14
         Portfolio Manager..................................................14
         Distribution of Shares.............................................14
         Purchase and Redemption Procedures.................................15
         Exchange Privileges................................................16
         Dividend Policy....................................................16
         Risks    ..........................................................17

REASONS FOR THE REORGANIZATION..............................................19
         Agreement and Plan of Reorganization...............................21
         Federal Income Tax Consequences....................................24
         Pro-forma Capitalization...........................................25
         Shareholder Information............................................26

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES............................27

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.............................30
         Forms of Organization..............................................30
         Capitalization.....................................................30
         Shareholder Liability..............................................31
         Shareholder Meetings and Voting Rights.............................31
         Liquidation or Dissolution.........................................32
         Liability and Indemnification of Trustees and
              Directors.....................................................32

INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT........................34
         Introduction.......................................................34
         Comparison of the Interim Advisory Agreement and the
                  Previous Advisory Agreement...............................35
         Information about Precious Metals' Investment
              Adviser.......................................................36

INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT....................37
         Introduction.......................................................37
         Comparison of the Interim Sub-Advisory Agreement
              and the Previous Sub-Advisory Agreement.......................38

ADDITIONAL INFORMATION......................................................39

VOTING INFORMATION CONCERNING THE MEETING...................................40

FINANCIAL STATEMENTS AND EXPERTS............................................42

LEGAL MATTERS...............................................................43

OTHER BUSINESS..............................................................43

APPENDIX A..................................................................44

APPENDIX B..................................................................45

EXHIBIT A

EXHIBIT B

EXHIBIT C

EXHIBIT D

                         COMPARISON OF FEES AND EXPENSES

         It is anticipated that on or about January 9, 1998 Evergreen Precious Metals will become a multiple class fund. As of that date the Fund will offer Class A, Class B and Class C shares. It is further anticipated that at that time current outstanding shares of Evergreen Precious Metals will become Class B shares of the Fund. On or before January 16, 1998, it is anticipated that any Class B shares of Evergreen Precious Metals purchased prior to January 1, 1995 will convert to Class A shares of the Fund. The amounts for Class A shares of Evergreen Precious Metals set forth in the following tables and in the examples are based on the expenses of Evergreen Precious Metals for the fiscal year ended October 31, 1997. The amounts for shares of Precious Metals set forth in the following tables and in the examples are based on the expenses for Precious Metals for the fiscal year ended September 30, 1997. The pro forma amounts for Class A shares of Evergreen Precious Metals are based on what the combined expenses would have been for Evergreen Precious Metals for the fiscal year ending October 31, 1997. The pro forma numbers reflect the events described above. All amounts are adjusted for voluntary expense waivers.

         The following tables show for Evergreen Precious Metals, Precious Metals and Evergreen Precious Metals pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A shares of Evergreen Precious Metals and shares of Precious Metals, as applicable.

                          Comparison of Class A Shares
                        of Evergreen Precious Metals With
                            Shares of Precious Metals




                                                                                               Evergreen
                                             Evergreen                                         Precious
                                             Precious                    Precious              Metals Pro
                                             Metals                      Metals                Forma
                                             ----------                  ------                ----------
Shareholder
Transaction                                  Shares                      Shares                Class A
Expenses                                     ------                      ------                -------

Maximum Sales Load                           None                        None                  4.75%
Imposed on Purchases
(as a percentage of
offering price)



Maximum Sales Load                           4.00%                       None                  None
Imposed on Reinvested
Dividends (as a
percentage of offering
price)

Contingent Deferred                          None                        None                  None
Sales Charge (1)(as a
percentage of original
purchase price or
redemption proceeds,
whichever is lower)

Exchange Fee                                 None                        None                  None

Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)

Management Fee                               0.  %                       1.00%                 0.66%

12b-1 Fees (1)                               0.25%                       0.75%                 0.25%

Other Expenses                                   %                       0.46%                 0.63%
                                             ---------                   --------              ---------
Annual Fund Operating                            %                       2.21%                 1.54%
Expenses                                     ---------                   ---------             ---------
                                             ---------                   ---------             ---------

---------------
(1) Class A shares of Evergreen Precious Metals can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

         Examples. The following tables show for Evergreen Precious Metals and Precious Metals, and for Evergreen Precious Metals pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return and (ii) redemption at the end of such period. In the case of Evergreen Precious Metals - pro forma, the example does not reflect the imposition of the 4.75% sales load on purchases because Precious Metals shareholders who receive shares of Evergreen Precious Metals in the Reorganization or who purchase additional Class A shares of Evergreen Precious Metals subsequent to the Reorganization will not incur any sales load.




                                     One                   Three                 Five                Ten
                                     Year                  Years                 Years               Years
                                     ----                  -----                 -----               -----

Evergreen Precious
Metals                               $__                   $__                   $___                $___



Precious Metals                       $22                  $69                   $118                $254


Evergreen Precious
Metals - Pro Forma                    $16                  $49                   $84                 $183
Class A


         The purpose of the foregoing examples is to assist Precious Metals shareholders in understanding the various costs and expenses that an investor in Evergreen Precious Metals would bear directly and indirectly as a result of the Reorganization as compared with the various direct and indirect expenses currently borne by a shareholder in Precious Metals. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, and, to the extent not inconsistent with such additional information, the Prospectus of Evergreen Precious Metals dated April 30, 1997, as supplemented, and the Prospectus of Precious Metals dated August 31, 1997 (which are incorporated herein by reference), the Plan, the Interim Advisory Agreement and the Interim Sub-Advisory Agreement, forms of which are attached to this Prospectus/Proxy Statement as Exhibits A, B and C, respectively.

Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of Precious Metals in exchange for Class A shares of Evergreen Precious Metals and the assumption by Evergreen Precious Metals of certain identified liabilities of Precious Metals. The identified liabilities consist only of those liabilities reflected on the fund's statement of assets and liabilities determined immediately preceding the Reorganization. The Plan also calls for the distribution of shares of Evergreen Precious Metals to Precious Metals shareholders in liquidation of Precious Metals as part of the Reorganization. As a result of the

Reorganization, the shareholders of Precious Metals will become the owners of that number of full and fractional Class A shares of Evergreen Precious Metals having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of Precious Metals, as of the close of business immediately prior to the date that Precious Metals' assets are exchanged for shares of Evergreen Precious Metals. See "Reasons for the Reorganization - Agreement and Plan of Reorganization."

         The Board of Directors of Precious Metals, including the Directors who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Directors"), have concluded that the Reorganization would be in the best interests of shareholders of Precious Metals, and that the interests of the shareholders of Precious Metals will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Directors have submitted the Plan for the approval of Precious Metals' shareholders.

                    THE BOARD OF DIRECTORS OF PRECIOUS METALS
                     RECOMMENDS APPROVAL BY SHAREHOLDERS OF
                    OF THE PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen International Trust, on behalf of Evergreen Precious Metals, have also approved the Plan, and accordingly Evergreen Precious Metals' participation in the Reorganization.

         Approval of the Reorganization on the part of Precious Metals will require the affirmative vote of a majority of Precious Metals' shares voted and entitled to vote, with all classes voting together as a single class at a Meeting at which a quorum of the Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The merger (the "Merger") of Signet Banking Corporation ("Signet") with and into a wholly-owned subsidiary of First Union Corporation ("First Union") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between Virtus and Precious Metals and the sub-advisory agreement between Virtus and Cavelti Capital. Prior to consummation of the Merger, Precious Metals received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and Virtus and a new sub-advisory agreement between Virtus and Cavelti Capital for a period of not more than 120 days beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement and

Interim Sub-Advisory Agreement are approved by the Fund's shareholders (but in no event later than April 30, 1998). The Interim Advisory Agreement and the Interim Sub-Advisory Agreement have the same terms and fees as the previous investment advisory agreement between Precious Metals and Virtus and the previous sub-advisory agreement between Virtus and Cavelti Capital, respectively. The Reorganization is scheduled to take place on or about February 27, 1998.

         Approval of the Interim Advisory Agreement and Interim Sub- Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of Precious Metals present in person or by proxy at the Meeting, if holders of more than 50% of the shares of Precious Metals outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of Precious Metals, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of Precious Metals do not vote to approve the Reorganization, the Directors will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, Precious Metals will have received an opinion of counsel that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Precious Metals in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Precious Metals that are received by Precious Metals' shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Precious Metals in the hands of Evergreen Precious Metals as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Precious Metals upon the receipt of the assets of the Fund in exchange for shares of Evergreen Precious Metals and the assumption by Evergreen Precious Metals of certain identified liabilities.

Investment Objectives and Policies of the Funds

         The investment objectives and policies of Evergreen Precious Metals and Precious Metals are similar in that both seek capital appreciation primarily through investments in securities of companies related to precious metals. There are, however, differences between the Funds' objectives and policies.

         The investment objectives of Evergreen Precious Metals are to seek long-term capital appreciation while protecting the purchasing power of shareholders' capital and, secondly, to obtain current income. Evergreen Precious Metals invests primarily in common stocks of established companies directly or indirectly engaged in mining processing or dealing in gold or other precious metals and minerals.

         The investment objective of Precious Metals is to provide long-term capital appreciation and preservation of purchasing power through investments in physical precious metals, such as gold, silver, platinum, and palladium, and in securities of companies involved with precious metals. The Fund will ordinarily tend to emphasize precious metals securities over physical precious metals investments.

         See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund

         Discussions of the manner of calculation of total return are contained in the respective Prospectus and Statement of Additional Information of the Funds. The total return of Evergreen Precious Metals and Precious Metals for the one, five, and if applicable, ten year periods ended September 30, 1997, and for both funds for the periods from inception through September 30, 1997 are set forth in the table below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.

                           Average Annual Total Return


                      1 Year               5 Years              10 Years             From
                      Ended                Ended                Ended                Inception
                      September            September            September            To
                      30,                  30,                  30,                  September             Inception
                      1997                 1997                 1997                 30, 1997              Date
                      -------              -------              --------             ---------             ---------

Evergreen             (19.88%)             6.65%                (1.82%)              9.58%                 1/30/78
Precious
Metals








Precious              (15.24%)             9.96%                N/A                  1.27%                 6/22/88
Metals
---------



         Important information about Evergreen Precious Metals is also contained in management's discussion of Evergreen Precious Metals' performance, attached hereto as Exhibit D. This information also appears in the most recent Annual Report of Evergreen Precious Metals.

Management of the Funds

         The overall management of Evergreen Precious Metals and of Precious Metals is the responsibility of, and is supervised by, the Board of Trustees of Evergreen International Trust and the Board of Directors of Precious Metals, respectively.

Investment Advisers and Sub-Adviser

         Keystone   Investment   Management  Company   ("Keystone")   serves  as
investment adviser to Evergreen Precious Metals. Keystone has served as investment adviser to the Keystone family of mutual funds since 1932 and as investment adviser to Evergreen Precious Metals since 1984. Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. The Capital Management Group of FUNB, Evergreen Asset Management Corp. and Keystone manage the Evergreen family of mutual funds with assets of approximately $40 billion as of November 30, 1997. For further information regarding Keystone, FUNB and First Union, see "Fund Management and Expenses - Investment Adviser" in the Prospectus of Evergreen Precious Metals.

         Keystone manages investments, provides various administrative services and supervises the daily business affairs of Evergreen Precious Metals subject to the authority of the Evergreen International Trust's Board of Trustees. Evergreen Precious Metals pays Keystone a fee for its services at the annual rate of 0.75% of the Fund's average daily net assets up to $100,000,000; 0.625% of net assets between $100,000,000 and $200,000,000; and 0.50% of net assets over $200,000,000.

         Since August 1, 1995, Harbor Capital Management, Inc. ("Harbor Capital"), located at 125 High Street, Boston, Massachusetts 02110, has served as a consultant to Keystone with respect to Evergreen Precious Metals pursuant to a Consultant

Agreement. Under the Consultant Agreement, Harbor Capital provides Keystone with monthly reports discussing the world's gold bullion markets and gold stock markets, and advice regarding economic factors an trends in the precious metals sector. For its services, Harbor Capital receives from Keystone a fee at the annual rate of 0.10% of Evergreen Precious Metals' average daily net assets. Evergreen Precious Metals has no responsibility to pay Harbor Capital's fee.

         Virtus serves as the investment adviser for Precious Metals. As investment adviser, Virtus is responsible for providing or providing for all management and administrative services for the Fund. In carrying out its obligations, Virtus provides or arranges for investment research and supervising the Fund's investments, selects and evaluates the performance of the Fund's sub-adviser, Cavelti Capital, and conducts or arranges for a continuous program of appropriate sale or other disposition of the Fund's assets, subject at all times to the direction of the Board of Directors. Virtus compensates Cavelti Capital from the advisory fee received from Precious Metals. See "Information Regarding the Interim Sub-Advisory Agreement." For its services as investment adviser, Virtus receives a fee at an annual rate of 1.00% of Precious Metals' average daily net assets up to $150,000,000; 0.875% of net assets between $150,000,000 and $300,000,000; and 0.75% of net assets over $300,000,000.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

Administrator

         Federated Administrative Services ("FAS") provides Precious Metals with certain administrative personnel and services including certain legal and accounting services. FAS is entitled to receive a fee for such services at the following annual rates: 0.15% on the first $250 million of average daily net assets of the combined assets of the funds in the Blanchard/Virtus mutual fund family; 0.125% on the next $250 million of such assets, 0.10% on the next $250 million of such assets; and 0.075% on assets in excess of $750 million.

Portfolio Manager

         John Madden has been the Portfolio Manager of Evergreen Precious Metals since 1995 and is a Vice President and Senior Portfolio Manager of Keystone. Before joining Keystone in 1994, Mr. Madden was an investment analyst and then Vice President at

Pioneer Funds, Boston, Massachusetts from 1982 to 1994. He has over 29 years of investment experience.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, acts as underwriter of the shares of Evergreen Precious Metals. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Effective on or about January 9, 1998, Evergreen Precious Metals will offer three classes of shares:
Class A, Class B, and Class C. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class will bear the distribution expenses relating to the shares of any other class.

         In the proposed Reorganization, shareholders of Precious Metals will receive Class A shares of Evergreen Precious Metals. Class A shares of Evergreen Precious Metals currently incur Rule 12b-1 fees of 0.25% per year, while shares of Precious Metals incur 12b-1 fees at the rate of 0.75% per year. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Precious Metals shares acquired by shareholders of Precious Metals pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge as a result of the Reorganization.

         The following is a summary description of charges and fees for the Class A shares of Evergreen Precious Metals which will be received by Precious Metals shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Evergreen Precious Metals Prospectus and the Precious Metals Prospectus and in each Fund's respective Statement of Additional Information.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial shares charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the Prospectus for Evergreen Precious Metals. Holders of shares of Precious Metals who receive Class A shares of Evergreen Precious Metals will be able to purchase additional Class A shares of Evergreen Precious Metals and of any other Evergreen Fund at net asset value. No initial sales charge will be imposed.

         Additional information regarding the classes of shares of each Fund is included in its respective Prospectus and Statement of Additional Information.

         Distribution-Related Expenses. Evergreen Precious Metals has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class, which amount may be increased to the full plan rate for the Fund by the Trustees without shareholder approval.

         Precious Metals has adopted a Rule 12b-1 plan with respect to its shares under which such shares may pay for distribution- related expenses at an annual rate of 0.75% of average daily net assets.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Evergreen Precious Metals is $1,000, (except for participants in certain retirement plans, for whom there is no minimum, and for investments under a Systematic Investment Plan, for which the minimum is $25) and the minimum investment for Precious Metals is $3,000 ($2,000 for qualified pension plans). Precious Metals has a minimum investment requirement of $200 for subsequent investments. There is no minimum for subsequent purchases of shares of Evergreen Precious Metals. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectus for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Precious Metals currently permits shareholders to exchange such shares for shares of another fund in the Blanchard Group of Funds or for Investment shares of other funds managed by Virtus. In addition, such shares may be exchanged for shares of Federated Emerging Markets Fund. Holders of shares of a class of Evergreen Precious Metals generally may exchange their shares for shares of the same class of any other Evergreen fund. Precious Metals shareholders will be receiving Class A shares of Evergreen Precious Metals in the Reorganization and, accordingly, with respect to shares of Evergreen Precious Metals received by Precious Metals shareholders in the Reorganization, the exchange privilege is limited to the Class A shares of other Evergreen funds. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectus and Statement of Additional Information.

Dividend Policy

         Each Fund distributes its net investment income dividends annually. Distributions of any net realized gains of a Fund will be made at least annually. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectus of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of Precious Metals who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Precious Metals reinvested in shares of Evergreen Precious Metals. Shareholders of Precious Metals who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Precious Metals in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Precious Metals.

         Each of Evergreen Precious Metals and Precious Metals has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Fund are similar, the risks involved in investing in each Fund's shares are similar. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies." There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives.

Precious Metals. The profits of the companies in which the Funds invest, and ultimately the value of the securities of the Funds, are directly affected by the price of gold and other precious metals and minerals. The price of gold and other precious metals and minerals, in turn, is subject to substantial short-term volatility caused by various conditions, including: monetary and political developments within a particular country and among various countries, such as currency devaluations or revaluations and exchange controls; economic and social conditions such as industrial and commercial demand, and investment and speculation; and trade restrictions between countries. Because a significant portion of the world's gold ore reserves are located in South Africa, the political, social and economic conditions there can affect local and other gold and gold-related companies.

         Foreign Securities. Both Funds invest in foreign securities. Securities markets of foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations on foreign companies; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
(5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the Fund's ability to purchase or sell large blocks of securities and thus obtain the best price; (8) transaction costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) the possibility that foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, the Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.

         Emerging Markets. Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less stable than those of developed countries. Investing in companies in emerging markets countries may involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility for those securities.

     Precious Metals is a non-diversified investment company. As such, there is no limit on the percentage of assets which can be invested in the securities of a single issuer. An investment in Precious Metals, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuations in the total market value of its shares. Any adverse developments affecting the value of the securities held by Precious Metals will have a greater impact on the total value of Precious Metals than would be the case if Precious Metals' investments were diversified among more issuers.

     Additional Information. Further information about these risks, as well as other risks relating to an investment in Evergreen Precious Metals, is set forth in the Prospectus of Evergreen Precious Metals at "Risk Factors."

                         REASONS FOR THE REORGANIZATION

         On July 18, 1997, First Union entered into an Agreement and Plan of Merger with Signet, which provided, among other things, for the Merger of Signet with and into a wholly-owned subsidiary of First Union. The Merger was consummated on November 28, 1997. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for Precious Metals by various units of Signet and various unaffiliated parties. It is also expected that Signet will no longer, upon completion of the Reorganization and similar reorganizations of other funds in the Signet mutual fund family, provide investment advisory or administrative services to investment companies.

         At a regular meeting held on September 16, 1997, the Board of Directors of Precious Metals considered and approved the Reorganization as in the best interests of shareholders of Precious Metals and determined that the interests of existing shareholders of Precious Metals will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Directors approved the Interim Advisory Agreement and Interim Sub-Advisory Agreement with respect to Precious Metals.

         As noted above, Signet has merged with and into a wholly-owned subsidiary of First Union. Signet is the parent company of Virtus, investment adviser to the mutual funds which comprise Blanchard Funds. The Merger caused, as a matter of law, termination of the investment advisory agreement between Precious Metals and Virtus and the sub-advisory agreement between Virtus and
Cavelti  Capital.  Precious  Metals  has  received  an order  from the SEC which permits Virtus and Cavelti Capital to continue to act as Precious Metals' investment adviser and sub-adviser, respectively, without shareholder approval, for a period of not more than 120 days from the date the Merger was consummated (November 28, 1997) to the date of shareholder approval of a new investment advisory agreement and sub-advisory agreement. Accordingly, the Directors considered the recommendations of Signet in approving the proposed Reorganization.

         In approving the Plan, the Directors reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between Evergreen Precious Metals and Precious Metals. Specifically, Evergreen Precious Metals and Precious Metals have similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Directors evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of Precious Metals with an Evergreen fund with a greater level of assets. As of September 30, 1997, Evergreen Precious Metals' net assets were approximately $139.8 million and Precious Metals' net assets were approximately $67.0 million.

         In addition, assuming that an alternative to the Reorganization would be to propose that Precious Metals continue its existence and be separately managed by Evergreen Asset or one of its affiliates, Precious Metals would be offered through common distribution channels with the similar Evergreen Precious Metals. Precious Metals would also have to bear the cost of maintaining its separate existence. Signet and Keystone believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two substantially similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and the greatest possible economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Signet and Keystone believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Directors of Precious Metals met and considered the recommendation of Signet and Keystone and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests; (iii) expense ratios, fees and expenses of Evergreen Precious Metals and Precious Metals; (iv) the comparative performance records of each of the Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Keystone; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by Precious Metals in connection with the Reorganization; (x) the fact that Evergreen Precious Metals will assume certain identified liabilities of Precious Metals; and (xi) the expected federal income tax consequences of the Reorganization.

         The  Directors   also   considered   the  benefits  to  be  derived  by
shareholders of Precious Metals from the sale of its assets to Evergreen Precious Metals. In this regard, the Directors considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of Precious Metals.

         In addition, the Directors considered that there are alternatives available to shareholders of Precious Metals, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

     During their consideration of the Reorganization the Directors met with Fund counsel and counsel to the Independent

Directors regarding the legal issues involved. The Trustees of Evergreen International Trust, on behalf of Evergreen Precious Metals also concluded at a meeting on September 17, 1997 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Precious Metals and that the interests of the shareholders of Evergreen Precious Metals would not be diluted as a result of the transactions contemplated by the Reorganization.

                    THE BOARD OF DIRECTORS OF PRECIOUS METALS
                    RECOMMENDS THAT THE SHAREHOLDERS APPROVE
                          THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Evergreen Precious Metals will acquire all of the assets of Precious Metals in exchange for shares of Evergreen Precious Metals and the assumption by Evergreen Precious Metals of certain identified liabilities of Precious Metals on or about February 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Precious Metals will endeavor to discharge all of its known liabilities and obligations. Evergreen Precious Metals will not assume any liabilities or obligations of Precious Metals other than those reflected in an unaudited statement of assets and liabilities of Precious Metals prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Precious Metals to be received by the shareholders of Precious Metals will be determined by multiplying the respective outstanding class of shares of Precious Metals by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Precious Metals by the net asset value per share of the respective class of shares of Evergreen Precious Metals. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Precious Metals, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen

Precious Metals, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Precious Metals will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Precious Metals will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Precious Metals received by Precious Metals. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of Evergreen Precious Metals' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Precious Metals due to the Fund's shareholders. All issued and outstanding shares of Precious Metals, including those represented by certificates, will be canceled. The shares of Evergreen Precious Metals to be issued will have no preemptive or conversion rights. After such distributions and the winding up of its affairs, Precious Metals will be terminated. In connection with such termination, Precious Metals will file with the SEC an application for termination as a registered investment company.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Precious Metals' shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Precious Metals' shareholders, the Plan may be terminated (a) by the mutual agreement of Precious Metals and Evergreen Precious Metals; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of Precious Metals in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by Precious Metals or its shareholders. There are no liabilities or expected reimbursements in connection with the 12b-1 Plan of Precious Metals. As a result, no 12b-1 liabilities will be assumed by Evergreen Precious Metals following the Reorganization.

         If the Reorganization is not approved by shareholders of Precious Metals, the Board of Directors of Precious Metals will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Precious Metals will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of Precious Metals solely in exchange for shares of Evergreen Precious Metals and the assumption by Evergreen Precious Metals of certain identified liabilities, followed by the distribution of Evergreen Precious Metals' shares by Precious Metals in dissolution and liquidation of Precious Metals, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Precious Metals and Precious Metals will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Precious Metals on the transfer of all of its assets to Evergreen Precious Metals solely in exchange for Evergreen Precious Metals' shares and the assumption by Evergreen Precious Metals of certain identified liabilities of Precious Metals or upon the distribution of Evergreen Precious Metals' shares to Precious Metals' shareholders in exchange for their shares of Precious Metals;

         (3) The tax basis of the assets transferred will be the same to Evergreen Precious Metals as the tax basis of such assets to Precious Metals immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Precious Metals will include the period during which the assets were held by Precious Metals;

         (4) No gain or loss will be recognized by Evergreen Precious Metals upon the receipt of the assets from Precious Metals solely in exchange for the shares of Evergreen Precious Metals and the assumption by Evergreen Precious Metals of certain identified liabilities of Precious Metals;

         (5) No gain or loss will be recognized by Precious Metals' shareholders upon the issuance of the shares of Evergreen Precious Metals to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Precious Metals; and

         (6) The aggregate tax basis of the shares of Evergreen Precious Metals, including any fractional shares, received by each of the shareholders of Precious Metals pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Precious Metals held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Precious Metals, including fractional shares, received by each such shareholder will include the period during which the shares of Precious Metals exchanged therefor were held by such shareholder (provided that the shares of Precious Metals were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Precious Metals would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Precious Metals shares he or she received. Shareholders of Precious Metals should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Precious Metals. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Precious Metals should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Evergreen Precious Metals and Precious Metals as of September 30, 1997 and the capitalization of Evergreen Precious Metals on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value and the conversion of certain Evergreen Precious Metals Class B shares to Class A shares. See "Comparison of Fees and Expenses." The pro forma data reflects an exchange ratio of approximately 0.28 Class A shares of Evergreen Precious Metals issued for each share of Precious Metals.



                       Capitalization of Precious Metals,
                     Evergreen Precious Metals and Evergreen
                           Precious Metals (Pro Forma)



                                                                                             Evergreen
                                                                                             Precious
                                                                  Evergreen                  Metals (After
                                       Precious                   Precious                   Reorgani-
                                       Metals                     Metals                     zation)
                                       ---------                  --------                   ------------

Net Assets
   Shares.........................     $67,037,240                N/A                        N/A
   Class A........................     N/A                        N/A                        $141,860,060
   Class B........................     N/A                        $138,766,357               $63,943,537
                                       ------------               ------------               -------------
Total Net Assets                       $67,037,240                $138,766,357               $205,803,597
Net Asset Value Per
Share
   Shares.........................     $5.37                      N/A                        N/A
   Class A........................     N/A                        N/A                        $19.18
   Class B........................     N/A                        $19.18                     $19.18
Shares Outstanding
   Shares.........................     12,486,361                 N/A                        N/A
   Class A........................     N/A                        7,233,396                  $7,396,168
   Class B........................     N/A                        N/A                        $3,333,149
                                       ------------               ------------               -------------
   All Classes....................     12,486,361                 7,233,396                  10,729,317

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of December 26, 1997 (the "Record Date"), there were shares of beneficial interest of Precious Metals outstanding.

         As of October 31, 1997, the officers and Directors of Precious Metals beneficially owned as a group less than 1% of the outstanding shares of Precious Metals. To Precious Metals' knowledge, the following persons owned beneficially or of record more than 5% of Precious Metals' total outstanding shares as of October 31, 1997:



                                                                                Percentage
                                                                                of Shares
                                                         Percentage             of Class
                                                         of Shares              Outstanding
                                                         Before                 After
                                    No. of               Reorgan-               Reorgan-
Name and Address                    Shares               ization                ization

Charles Schwab                      1,163,337.2530        9.60%
Co. Inc.
101 Montgomery St.
San Francisco, CA
94104-4122

National Financial                  727,617.8920          6.00%
Services Corp. for
the Exclusive
Benefit of
Customers
Fifth Floor
200 Liberty St.
One World Financial
Center
New York, NY
10281-1003

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectus and Statement of Additional Information of each Fund. The investment objective, policies and restrictions of Evergreen Precious Metals can be found in the Prospectus of Evergreen Precious Metals under the caption "Investment Objectives and Policies." The investment objective, policies and restrictions of Precious Metals can be found in the Prospectus of the Fund under the caption "The Funds' Investment Objectives and Policies." Unlike the investment objective of Precious Metals, which is fundamental, the investment objectives of Evergreen

Precious Metals are non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objectives of Evergreen Precious Metals are to provide shareholders with long-term capital appreciation and with protection of the purchasing power of their capital and, as a secondary objective, to obtain current income. Under normal circumstances, Evergreen Precious Metals pursues its objectives by investing at least 80% of its assets in common stocks of companies that are engaged in, or which receive at least 50% of their revenue from other companies engaged in, exploration, mining, processing or dealing in precious metals (gold, silver, platinum and palladium) and minerals, such as diamonds. For purposes of this policy, a company is considered to be engaged in a business or activity if at least 50% of the company's assets, revenues or profits are derived from that business or activity.

         Currently, Evergreen Precious Metals has a policy of investing a portion of its assets in domestic or foreign issuers that operate in the Republic of South Africa, the principal location of the known free-world gold ore reserves. Evergreen Precious Metals generally makes such investments by purchasing American Depository Receipts. Evergreen Precious Metals does not invest directly in precious metals, but may invest up to 25% of its total assets in common or preferred stock of wholly-owned subsidiaries that make such investments. Currently, Evergreen Precious Metals has one such subsidiary, Precious Metals (Bermuda) Ltd.

         The investment objective of Precious Metals is to provide long-term capital appreciation and preservation of purchasing power through investments in physical precious metals and securities of companies involved with precious metals.

         A secondary objective of Precious Metals is to reduce the risk of loss of capital and decrease the volatility often associated with precious metals investments by changing the allocation of the Fund's assets from precious metals securities to physical precious metals investments and/or investing in short-term instruments and government securities during periods when the sub-adviser believes the precious metals markets may experience declines.

         For the purpose of Precious Metals, the term "precious metals securities" refers to the debt and equity securities of domestic and foreign companies listed on domestic and foreign exchanges which are directly involved in the exploration, development, mining, refining, manufacturing, dealing or marketing of precious metals or precious metals products. A company will be considered to be "involved in" such activity if it derives more than 50% of its revenues from or devotes more than 50% of its assets to such activity. The Fund may invest in (1) publicly-traded common stocks, (2) securities convertible into common stocks, such as convertible preferred stock, convertible debentures, convertible rights and warrants (to the extent permissible by the Fund's investment policies), and (3) debt securities of such companies, all of which are believed by the Sub-Adviser to have the potential for appreciation.

         Precious Metals, unlike Evergreen Precious Metals, may, from time to time, invest up to 5% of its assets in unrated foreign debt securities which are judged by the Fund's sub-adviser to be of at least comparable quality to lower-rated U.S. debt securities (usually defined as Baa or lower by Moody's Investors Service or BBB or lower by Standard & Poor's Ratings Group). Precious Metals may invest up to 49% of its total assets in physical precious metals through holdings in bullion or precious metals certificates or storage receipts representing the physical metals.

         Precious Metals and Evergreen Precious Metals may purchase contracts for forward delivery of physical precious metals. Forward contracts for precious metals are contracts between the Fund and institutions dealing in precious metals for the future receipt or delivery of metals at a price fixed at the time of the transaction.

         Both Funds may invest in derivatives such as options and futures.

         Under normal conditions, Precious Metals has at least 65% of its total assets invested in precious metals securities and physical precious metals investments. Under other circumstances, the Fund may invest up to 100% of its assets in short-term instruments, including commercial paper, bank certificates of deposit, bankers' acceptances and securities of the U.S. government and its agencies and instrumentalities as well as cash and cash equivalents denominated in foreign currency.

         Neither Evergreen Precious Metals nor Precious Metals may invest more than 5% of its assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. However, because Precious Metals is a non-diversified portfolio for purposes of the 1940 Act, these restrictions apply to 50% of the assets of Precious Metals. As a diversified portfolio under the 1940 Act, the same restrictions apply to 75% of the assets of Evergreen Precious Metals. Nondiversification may increase investment risks.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen International Trust (the "Trust") and Precious Metals are both open-end management investment companies registered with the SEC under the 1940 Act which continuously offer shares to the public. The Trust is organized as a Delaware business trust, and Precious Metals is organized as a Maryland corporation. The Trust is governed by a Declaration of Trust, By-Laws and a Board of Trustees. The Trust is also governed by applicable Delaware and federal law. Evergreen Precious Metals is a series of the Trust. Precious Metals is governed by its Articles of Incorporation, By-Laws and a Board of Directors, as well as applicable Maryland and federal law.

         As set forth in the supplement to the Prospectus of Evergreen Precious Metals, effective December 22, 1997, Keystone Precious Metals Holdings, Inc., was reorganized (the "Delaware Reorganization") from a Delaware corporation into a series (Evergreen Precious Metals Fund) of the Trust. In connection with the Delaware Reorganization, the Fund's investment objectives were reclassified from "fundamental" to "non- fundamental" and therefore may be changed without shareholder approval; the Fund adopted certain standardized investment restrictions; and the Fund eliminated or reclassified from fundamental to non-fundamental certain of the Fund's other fundamental investment restrictions.

Capitalization

         The beneficial interests in Evergreen Precious Metals are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Precious Metals' authorized shares consist of 1,000,000,000 shares of common stock, par value $.001 per share. The Trust's Declaration of Trust and Precious Metals' Articles of Incorporation permit the Trustees or Directors respectively, to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees or Directors, all without shareholder approval. Currently, Precious Metals has only a single series. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees or Directors. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by series as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular series.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust of the Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

         Neither the Trust on behalf of Evergreen Precious Metals nor Precious Metals is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Director, respectively, must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust or Precious Metals. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees or Directors if, at any time, less than a majority of the Trustees or

Directors then holding office were elected by shareholders. Neither the Trust nor Precious Metals currently intends to hold regular shareholder meetings. Neither the Trust nor Precious Metals permits cumulative voting. For Evergreen Precious Metals and Precious Metals, a majority of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of the Trust, each share of Evergreen Precious Metals is entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing Precious Metals, each share is entitled to one vote. The net asset values of the mutual funds that are a series of the Trust have different net asset values per share and can be expected to change in relation to one another in the future. Because of the divergence in net asset values, a given dollar investment in a fund with a lower net asset value will purchase more shares and under the Precious Metals' voting provisions have more votes, than the same investment in a fund with a higher net asset value. Under the Declaration of Trust of the Trust, voting power is related to the dollar value of a shareholder's investment rather than to the number of shares held.

Liquidation or Dissolution

         In the event of the liquidation of Evergreen Precious Metals or Precious Metals the shareholders are entitled to receive, when, and as declared by the Trustees or directors, respectively the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees and Directors

         The Articles of Incorporation of Precious Metals provide that no Director or officer shall be liable unless such Director or officer is found to have acted in bad faith, with willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Articles of Incorporation of Precious Metals provides that a present or former Director or officer is entitled to indemnification against liabilities and expenses with respect to claims related to his or her position with the Fund, provided that no indemnification shall be provided to a Director or officer against any liability to the Fund or the shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under the Declaration of Trust of the Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, Articles of Incorporation of Precious Metals, By-Laws, and Delaware and Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, By-Laws, and Delaware and Maryland law directly for more complete information.

              INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Directors of Precious Metals recommends that shareholders of Precious Metals approve the Interim Advisory Agreement. The Merger became effective on November 28, 1997. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to Virtus if shareholders approve the contract within 120 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from the effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which Virtus continues as investment adviser to Precious Metals, as well as the services to be provided by Virtus pursuant thereto is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.

         Virtus, a Maryland corporation formed in 1995 to succeed to the business of Signet Asset Management, is an indirect wholly-owned subsidiary of First Union. The address of Virtus is 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Virtus has served as investment adviser pursuant to an Investment Advisory Contract dated July 12, 1995. As used herein, the Investment Advisory Agreement, as amended, for Precious Metals is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Directors of Precious Metals held on September 16, 1997, the Directors, including a majority of the Independent Directors, approved the Interim Advisory Agreement for Precious Metals.

         The Directors have authorized Precious Metals to enter into the Interim Advisory Agreement with Virtus. Such Agreement became effective on November 28, 1997. If the Interim Advisory Agreement for Precious Metals is not approved by shareholders, the Directors will consider appropriate actions to be taken with respect to Precious Metals' investment advisory arrangements at that time. The Previous Advisory Agreement was last approved by the Directors, including a majority of the Independent Directors on May 11, 1997.

Comparison of the Interim Advisory Agreement and the Previous Advisory Agreement

     Advisory Services. The management and advisory services to be provided by Virtus under the Interim Advisory Agreement are identical to those currently provided by Virtus under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, Virtus is responsible for managing Precious Metals and overseeing the investment of its assets, subject at all times to the supervision of the Board of Directors. Virtus selects, monitors and evaluates the Fund's sub-adviser. Virtus periodically reviews the sub-adviser's performance record and will make a change, if necessary, subject to approval of the Board of Directors and shareholders.

         FAS currently acts as administrator of Precious Metals. FAS will continue during the term of the Interim Advisory Agreement as Precious Metals' administrator for the same compensation as currently received, except that on February 9, 1998, the obligations of FAS to provide transfer agency services for Precious Metals shareholders will terminate and such services will be provided for the same fees by Evergreen Service Company.
See "Summary -  Administrator."

     Fees and Expenses. The investment advisory fees and expense limitations for Precious Metals under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers and Sub-Adviser."

         Expense Reimbursement. Virtus may, if it deems appropriate, assume expenses of Precious Metals to the extent that the Fund's expenses exceed such lower expense limitation as Virtus may, by notice to the Precious Metals, voluntarily declare to be effective.

         The Interim Advisory Agreement contains an identical provision.

     Payment of Expenses and Transaction Charges. Under the Previous Advisory Agreement, Precious Metals was required to pay or cause to be paid all of its own expenses.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Virtus, Virtus was not liable to Precious Metals or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Precious Metals (as defined in the 1940 Act) or by a vote of its Board of Directors on 60 days' written notice to Virtus or by Virtus on 60 days' written notice to Precious Metals. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information about Precious Metals' Investment Adviser

         Virtus, a registered investment adviser, manages, in addition to the Fund, other funds of The Virtus Funds, the Blanchard Group of Funds and three fixed income trust funds. The name and address of each executive officer and director of Virtus are set forth in Appendix A to this Prospectus/Proxy Statement.

         For the fiscal year ended September 30, 1997 and the period from May 1, 1996 to September 30, 1996, Virtus received from Precious Metals management fees of $744,283 and $959,625, respectively. For the fiscal year ended April 30, 1996, the Fund's investment management fee paid to Virtus and the prior manager was $823,292. Signet acts as custodian for Precious Metals and received $50,200 for the fiscal year ended September 30, 1997. Signet will continue to act as Precious Metals' custodian during the term of the Interim Advisory Agreement.

         The Board of Directors considered the Interim Advisory Agreement as part of its overall approval of the Plan. The Board of Directors considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Directors also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

                   THE DIRECTORS OF PRECIOUS METALS RECOMMEND
                          THAT SHAREHOLDERS APPROVE THE
                           INTERIM ADVISORY AGREEMENT.

            INFORMATION REGARDING THE INTERIM SUB-ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Directors of Precious Metals recommends that shareholders of Precious Metals approve the Interim Sub-Advisory Agreement. Such Agreement became effective on November 28, 1997. Pursuant to an order from the SEC, all fees payable under the Interim Sub-Advisory Agreement will be placed in escrow and paid to Cavelti Capital if shareholders approve the contract within 120 days of its effective date. The Interim Sub-Advisory Agreement will remain in effect until the earlier of the Closing Date for the Reorganization or two years from its effective date. The terms of the Interim Sub-Advisory Agreement are essentially the same as the Previous Sub-Advisory Agreement (as defined below). The only difference between the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, if approved by shareholders, is the length of time the Agreement is in effect. A description of the Interim Sub- Advisory Agreement pursuant to which Cavelti Capital continues as the investment sub-adviser to Precious Metals, as well as the services to be provided by Cavelti Capital pursuant thereto, is set forth below under "Sub-Advisory Services." The description of the Interim Sub-Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Sub-Advisory Agreement, attached hereto as Exhibit C.

         Cavelti Capital Management, Ltd., 4100 Yonge Street, Willowdale, MP2 2B6 Ontario Canada has served as sub-adviser to Precious Metals since July 12, 1995 pursuant to a Sub-Advisory Agreement dated July 11, 1995 (the "Previous Sub-Advisory Agreement") and is responsible for the day-to-day management of Precious Metals' portfolio. See "Summary - Investment Advisers and Sub-Adviser." Cavelti Capital is a Canadian money management firm specializing in bullion and precious metals mining shares. Peter C. Cavelti, the President of Cavelti
Capital, has extensive experience in the field of precious metals. Cavelti Capital clients include government agencies, financial institutions, mining companies and Canadian closed-end funds.

         The Directors have authorized Precious Metals to enter into the Interim Sub-Advisory Agreement with Virtus and Cavelti Capital. Such Agreement became effective on November 28, 1997. If the Interim Sub-Advisory Agreement for Precious Metals is not approved by shareholders, the Directors will consider appropriate actions to be taken with respect to Precious Metals' investment sub-advisory arrangements at that time. The Previous Sub- Advisory Agreement was last approved by the Directors, including a majority of the Independents Directors, on May 11, 1997.

Comparison of the Interim Sub-Advisory Agreement and the Previous
Sub-Advisory Agreement

     Sub-Advisory Services. The management and advisory services to be provided by Cavelti Capital under the Interim Sub-Advisory Agreement are identical to those currently provided by Cavelti Capital under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement, Cavelti Capital supervised the investment and reinvestment of the cash, securities or other properties comprising Precious Metals' portfolio, subject at all times to the direction of Virtus and the policies and control of Precious Metals' Board of Directors.

         Fees and Expenses. The investment sub-advisory fees under the Previous Sub-Advisory Agreement and the Interim Sub-Advisory Agreement are identical. As compensation for its sub-advisory services under the Previous Sub-Advisory Agreement Cavelti Capital was paid by Virtus a monthly fee at the annual rate of 0.30% of the first $150 million of the Fund's average daily net assets; plus 0.2625% of the Fund's average daily net assets in excess of $150 million but less than $150 million; plus 0.325% of the Fund's average daily net assets in excess of $150 million.

         The fee paid to Cavelti Capital by Virtus for the fiscal year ended September 30, 1997 was $223,285. The fee paid to Cavelti Capital for the period May 1, 1996 to September 30, 1996 was $269,873. The fee paid to Cavelti Capital by Virtus for the period from July 12, 1995 through April 30, 1996 was $228,140.

         The name and address of the principal executive officers and directors of Cavelti Capital are set forth in Appendix B to this Prospectus/Proxy Statement.

         Limitation of Liability. The Previous Sub-Advisory Agreement provided that in the absence of willful misfeasance, bad faith or gross negligence on the part of Cavelti Capital or its officers, directors, or employees or reckless disregard by Cavelti Capital of its duties under the Agreement, Cavelti Capital shall not be liable to Virtus, Precious Metals or to any shareholder of Precious Metals for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may sustained in the purchase, holding or sale of any security. The Interim Sub-Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Sub-Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of Precious Metals (as defined in the 1940 Act) or by a vote of a majority of Precious Metals' entire Board of Directors on 60 days' written notice to Cavelti Capital or by Virtus or Cavelti Capital on 60 days' written notice to the other party to the Agreement. Also, the Interim Sub-Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Previous Sub-Advisory Agreement contained identical provisions as to termination and assignment.

         The Board of Directors considered the Interim Sub-Advisory Agreement as part of its overall approval of the Plan. The Board of Directors considered, among other things, the factors set forth above in "Reasons for the Reorganization." The Board of Directors also considered the fact that there were no material differences between the terms of the Interim Sub-Advisory Agreement and the terms of the Previous Sub-Advisory Agreement.

                   THE DIRECTORS OF PRECIOUS METALS RECOMMEND
                          THAT SHAREHOLDERS APPROVE THE
                         INTERIM SUB-ADVISORY AGREEMENT.

                             ADDITIONAL INFORMATION

         Evergreen Precious Metals. Information concerning the operation and management of Evergreen Precious Metals is incorporated herein by reference from the Prospectus dated April 30, 1997, as supplemented, a copy of which is enclosed, and Statement of Additional Information dated April 30, 1997. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Precious Metals at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343- 2898.

         Precious Metals. Information about the Fund is included in its current Prospectus dated August 31, 1997 and in the Statement of Additional Information of the same date, that has been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to Precious Metals at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-829- 3863.

         Evergreen Precious Metals and Precious Metals are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661- 2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Directors of Precious Metals to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., February 20, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, Massachusetts 02116 and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the meeting and a proxy card, is first being mailed to shareholders of Precious Metals on or about January 5, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares entitled to vote, at the close of business on the Record Date, present in person or represented by proxy, will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement, FOR the Interim Sub-Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted as shares voted and will have no effect on the vote regarding the Plan. However, such "broker non-votes" will have the effect of being counted as votes against the Interim Advisory Agreement and the Interim Sub- Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding votes securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Precious Metals, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby, FOR approval of the Interim Advisory Agreement and FOR approval of the Interim Sub-Advisory Agreement.

         Approval of the Plan will require the affirmative vote of a majority of the shares voted and entitled to vote at the Meeting at which a quorum of the Fund's shares is present. Approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of Keystone or Signet, their affiliates or other representatives of Precious Metals (who will not be paid for their soliciting activities). Shareholder Communications Corporation has been engaged by Precious Metals to assist in soliciting proxies.

         If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by February 20, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Maryland law or the Articles of Incorporation of Precious Metals to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of Evergreen Precious Metals which they receive in the transaction at their then-current net asset value. Shares of Precious Metals may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of Precious Metals may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         Precious Metals does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Precious Metals at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of Evergreen Precious Metals are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Precious Metals whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                        FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of Evergreen Precious Metals as of October 31, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements and financial highlights of Precious Metals incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of Precious Metals for the year ended September 30, 1997 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Precious Metals will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                 OTHER BUSINESS

         The Directors of Precious Metals do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE DIRECTORS OF PRECIOUS METALS RECOMMEND APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN, THE INTERIM ADVISORY AGREEMENT AND THE INTERIM SUB-ADVISORY AGREEMENT.

January 5, 1998

                                   APPENDIX A

         The names and addresses of the principal executive officers and directors of Virtus Capital Management, Inc. are as follows:

OFFICERS:


Name                                    Address
----                                    -------
Tanya Orr Bird                          Virtus Capital Management, Inc.
                                        707 East Main Street
                                        Suite 1300
                                        Richmond, Virginia 23219
Josie Clemons Rosson                    Virtus Capital Management, Inc.
                                        707 East Main Street
                                        Suite 1300
                                        Richmond, Virginia 23219


DIRECTORS:



Name                                    Address
----                                    -------
Tanya Orr Bird                          Virtus Capital Management, Inc.
                                        707 East Main Street
                                        Suite 1300
                                        Richmond, Virginia 23219

                                   APPENDIX B

         The names and addresses of the principal executive officers and directors of Cavelti Capital Management, Ltd. are as follows:

OFFICERS:


Name                                       Address
----                                       -------
Peter C. Cavelti                           Cavelti Capital Management, Ltd.
                                           4100 Yonge Street
                                           Willowdale, Ontario M2P 2B6
                                           Canada
Heinz Thoma                                Cavelti Capital Management, Ltd.
                                           4100 Yonge Street
                                           Willowdale, Ontario M2P 2B6
                                           Canada
Carolyn Cavelti                            Cavelti Capital Management, Ltd.
                                           4100 Yonge Street
                                           Willowdale, Ontario M2P 2B6
                                           Canada

DIRECTORS:


Name                                       Address
----                                       -------
Peter C. Cavelti                           Cavelti Capital Management, Ltd.
                                           4100 Yonge Street
                                           Willowdale, Ontario M2P 2B6
                                           Canada
Heinz Thoma                                Cavelti Capital Management, Ltd.
                                           4100 Yonge Street
                                           Willowdale, Ontario M2P 2B6
                                           Canada

                                                                EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 26th day of November, 1997, by and between the Evergreen International Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to the Evergreen Precious Metals Fund series (the "Acquiring Fund"), and Blanchard Precious Metals Fund, Inc., a Maryland corporation, with its principal place of business at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779,(the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of certain identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund is an open-end, registered investment company of the management type, and the Acquiring Fund is a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of certain identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS, the Board of Directors of the Selling Fund has determined that the Selling Fund should exchange all of its assets and certain identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the

Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume certain identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, and interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities,  if any,  on the  Selling  Fund's  list  referred  to in the  second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein shall require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the

"Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.


                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of shares of the Selling Fund will receive Class A shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about February 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. Signet Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent as of the Closing Date, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Blanchard Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a Maryland Corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

                  (b) The Selling Fund is a Maryland Corporation that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected on the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at September 30, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2.1 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c)  The  current   prospectus  and  statement  of  additional
information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the

1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at February 28, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since February 28, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         4.2.2 REPRESENTATIONS OF PREDECESSOR FUND. The representations and warranties set forth in Section 4.2.1 shall be deemed to include, to the extent applicable, representations and warranties made by and on behalf of Keystone Precious Metals Holdings, Inc. (the "Predecessor Fund"), a Delaware corporation, as of the date hereof. The Acquiring Fund shall deliver to the Selling Fund a certificate of the Predecessor Fund of even date making the representations set forth in Section 4.2.1 with respect to the Predecessor Fund to the extent applicable to the Predecessor Fund as of the date hereof.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. The Selling Fund will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG Peat Marwick LLP and certified by Blanchard Funds' President and Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG Peat Marwick LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable. No shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph
(g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of Blanchard Funds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

         6.4 The acquisition of the assets of the Predecessor Fund by the Acquiring Fund shall have been completed prior to the Closing Date.

                                   ARTICLE VII

                 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Selling Fund's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Blanchard Funds.

         7.3.1 The Acquiring Fund shall have received on the Closing Date an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Maryland corporation registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund, and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund's Articles of Incorporation or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) The descriptions in the Prospectus and Proxy Statement of this Agreement, as set forth under the caption "Reasons for the Reorganization - Agreement and Plan of Reorganization," the Interim Advisory Agreement and the Previous Advisory Agreement, as set forth under the caption "Information Regarding the Interim Advisory Agreement," the Interim Sub- Advisory Agreement and the Previous Sub-Advisory Agreement, as set forth under the caption "Information Regarding the Interim Sub-Advisory Agreement" and the description of voting requirements applicable to approval of the Interim Advisory Agreement and Interim Sub-Advisory Agreement, as set forth under the caption "Voting Information Concerning the Meeting," insofar as the latter constitutes a summary of applicable voting requirements under the Investment Company Act of 1940, as amended, are, in each case, accurate and fairly present the information required to be shown by the applicable requirements of Form N-14.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

         7.3.2  The Acquiring Fund shall have received on the closing
Date an opinion of C. Grant Anderson, Esq., Assistant Secretary of the Selling Fund, in form satisfactory to the Acquiring Fund as follows:
Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Mr. Anderson shall also state that he has reviewed and is familiar with the contents of the Prospectus and Proxy Statement and, although he is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement on the basis of the foregoing, no facts have come to his attention that lead him to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that he does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement.

         The opinions set forth in paragraphs 7.3.1 and 7.3.2 may state that such opinions are solely for the benefit of the Acquiring Fund. Such opinions shall contain such other assumptions and limitations as shall be in the opinion of Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson, as applicable, appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Maryland law, that as Dickstein Shapiro Morin & Oshinsky LLP and C. Grant Anderson are not admitted to the bar of Maryland, such opinions are based either upon the review of published statutes, cases and rules and regulations of the State of Maryland or upon an opinion of Maryland counsel.

         In this paragraph 7.3, references to Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.4 The merger between First Union Corporation and Signet Banking Corporation shall be completed prior to the Closing Date.

                                  ARTICLE VIII

            FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund's Articles of Incorporation and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have  received a favorable  opinion of Sullivan &
Worcester   LLP,   addressed  to  the  Acquiring   Fund  and  the  Selling  Fund
substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Selling Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirement of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement
were prepared based on the valuation of the Selling Fund's assets in accordance with the Selling Fund's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information pursuant to procedures customarily utilized by the Acquiring Fund in valuing its own assets;

                  (e) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, Blanchard Funds, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                   AMENDMENTS

         This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Evergreen International Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trust on behalf of the Acquiring Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Declaration of Trust of the Trust.

         IN WITNESS WHEREOF, the parties have duly executed and sealed this Agreement, all as of the date first written above.



                                     EVERGREEN INTERNATIONAL TRUST
                                     ON BEHALF OF EVERGREEN
                                     PRECIOUS METALS FUND
                                     By:

                                     Name:
                                     Title:



                                    BLANCHARD PRECIOUS METALS
                                    FUND, INC.
                                    By:

                                    Name:

                                    Title:

                                                                   EXHIBIT B

                      BLANCHARD PRECIOUS METALS FUNDS, INC.

                           INTERIM MANAGEMENT CONTRACT

         This Contract is made this 28th day of November, 1997 between Virtus Capital Management, Inc., a Maryland corporation having its principal place of business in Richmond, Virginia (the "Manager"), and Blanchard Precious Metals Fund, Inc., a Maryland corporation having its principal place of business in Pittsburgh,
Pennsylvania (the "Corporation").

         WHEREAS the Corporation is an open-end management investment company as that term is defined in the Investment Company Act of 1940, as amended, and is registered as such with the Securities and Exchange Commission; and

         WHEREAS Manager is engaged in the business of rendering investment advisory and management services.

         NOW, THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

         1. The Corporation hereby appoints Manager as manager for each of the portfolios ("Funds") of the Corporation which executes an exhibit to this Contract, and Manager accepts the appointments. Subject to the direction of the Directors of the Corporation, Manager shall provide or procure on behalf of each of the Funds all management and administrative services. In carrying out its obligations under this paragraph, the Manager shall; (i) provide or arrange for investment research and supervision of the investments of the Funds; (ii) select and evaluate the performance of each Fund's Portfolio Sub-Adviser; (iii) select and evaluate the performance of the Administrator; and (iv) conduct or arrange for a continuous program of appropriate sale or other disposition and reinvestment of each Fund's assets.

         2. Manager, in its supervision of the investments of each of the Funds, will be guided by each of the Fund's investment objective and policies and the provisions and restrictions contained in the Articles of Incorporation and By-Laws of the Corporation and as set forth in the Registration Statements and exhibits as may be on file with the Securities and Exchange Commission.

         3. Each Fund shall pay or cause to be paid all of its own expenses and its allocable share of Corporation expenses, including, without limitation, the expenses of organizing the

Corporation and continuing its existence; fees and expenses of Directors and officers of the Corporation; fees for management services and administrative personnel and services; expenses incurred in the distribution of its shares ("Shares"), including expenses of administrative support services; fees and expenses of preparing and printing its Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and any amendments thereto; expenses of registering and qualifying the Corporation, the Funds, and Shares of the Funds under federal and state laws and regulations; expenses of preparing, printing, and distributing prospectuses (and any amendments thereto) to shareholders; interest expense, taxes, fees, and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase, and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing and mailing costs, auditing, accounting, and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Directors and shareholders and proxy solicitations therefor; insurance expenses; association membership dues and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Corporation and the Funds. Each Fund will also pay its allocable share of such extraordinary expenses as may arise including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Corporation to indemnify its officers and Directors and agents with respect thereto.

         4. Each of the Funds shall pay to Manager, for all services rendered to each Fund by Manager hereunder, the fees set forth in the exhibits attached hereto.

         5. If, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees but excluding distribution fees, taxes, interest and extraordinary expenses and certain other excludable expenses, would exceed the most restrictive expense limits imposed by any statute or regulatory authority of any jurisdiction in which Shares of the Fund are offered for sale Manager shall reduce its management fee in order to reduce such excess expenses, but will not be required to reimburse the Fund for any ordinary business expenses which exceed the amount of its management fee for such fiscal year. The amount of any such reduction is to be borne by the Manager and shall be deducted from the monthly management fee otherwise payable to the Manager during such fiscal year. For the purposes of this paragraph, the term "fiscal year" shall exclude the portion of the current fiscal year which shall have elapsed prior to the date hereof and shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Agreement.

         6. The net asset value of each Fund's Shares as used herein will be calculated to the nearest 1/10th of one cent.

         7. The Manager may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds) to the extent that any Fund's expenses exceed such lower expense limitation as the Manger may, by notice to the Fund, voluntarily declare to be effective.

         8. This Contract shall begin for each Fund as of the date of execution of the applicable exhibit and shall continue in effect with respect to each Fund presently set forth on an exhibit (and any subsequent Funds added pursuant to an exhibit during the initial term of this Contract) until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated as of November 26, 1997 with respect to each Fund or for two years from the date of this Contract set forth above and thereafter for successive periods of one year, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Directors of the Corporation, including a majority of the Directors who are not parties to this Contract or interested persons of any such party cast in person at a meeting called for that purpose; and (b) Manager shall not have notified a Fund in writing at least sixty (60) days prior to the anniversary date of this Contract in any year thereafter that it does not desire such continuation with respect to that Fund. If a Fund is added after the first approval by the Directors as described above, this Contract will be effective as to that Fund upon execution of the applicable exhibit and will continue in effect until the next annual approval of the Contract by the Directors and thereafter for successive periods of one year, subject to approval as described above.

         9. Notwithstanding any provision in this Contract, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Directors of the Corporation or by a vote of the shareholders of that Fund on sixty (60) days' written notice to Manager.

         10. This Contract may not be assigned by Manager and shall automatically terminate in the event of any assignment. Manager may employ or contract with such other person, persons, corporation, or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Contract.

         11. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under this Contract on the part of Manager, Manager shall not be liable to the Corporation or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

         12. This Contract may be amended at any time by agreement of the parties provided that the amendment shall be approved both by the vote of a majority of the Directors of the Corporation, including a majority of the Directors who are not parties to this Contract or interested persons of any such party to this Contract (other than as Directors of the Corporation) cast in person at a meeting called for that purpose, and where required by Section 15(a)(2) of the Act, on behalf of a Fund by a majority of the outstanding voting securities of such Fund as defined in Section 2(a)(42) of the Act.

         13. The Manager acknowledges that all sales literature for investment companies (such as the Corporation) are subject to strict regulatory oversight. The Manager agrees to submit any proposed sales literature for the Corporation (or any Fund) or for itself or its affiliates which mentions the Corporation (or any Fund) to the Corporation's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature, provided, however, that nothing herein shall be construed so as to create any obligation or duty on the part of the Manager to produce sales literature for the Corporation (or any Fund). The Corporation agrees to cause its distributor to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Manager of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Corporation.

         14. Notice is hereby given that this instrument is executed on behalf of the Directors of the Corporation as Directors and not individually and that the obligations of this instrument are not binding upon any of the Directors, or any of the officers, employees, agents or shareholders of the Corporation individually but are binding only upon the assets and property of the Corporation. Notice is also hereby given that the obligations pursuant to this instrument of a particular Fund and of the Corporation with respect to that particular Fund shall be limited solely to the assets of that particular Fund.

         15. This Contract shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

         16. This Contract will become binding on the parties hereto upon their execution of the attached exhibits to this Contract.

                                    EXHIBIT A
                                     to the
                               Management Contract

                      BLANCHARD PRECIOUS METALS FUND, INC.

         For all services rendered by Manager hereunder, the above-named Funds of the Corporation shall pay to Manager and Manager agrees to accept as full compensation for all services rendered hereunder, an annual management fee equal to the following percentage ("the applicable percentage") of the average daily net assets of each Fund


Name of Fund                                      Percentage of Net Assets
Blanchard Precious                                1% of the first $150 million
Metals Fund, Inc.                                 of average daily net assets,
                                                  .875%  of the  Fund's
                                                  average   daily   net
                                                  assets  in  excess of
                                                  $150  million but not
                                                  exceeding        $300
                                                  million  and  .75% of
                                                  the  Fund's   average
                                                  daily  net  assets in
                                                  excess     of    $300
                                                  million.

         The portion of the fee based upon the average daily net assets of the Fund shall be accrued daily at the rate of 1/365th of the applicable percentage applied to the daily net assets of the Fund.

         The management fee so accrued shall be paid to Manager daily.

         Witness the due execution hereof this 28th day of November, 1997.


Attest:                                     Virtus Capital Management, Inc.


________________________                    By: ___________________________
Assistant Secretary                                  Senior Vice President



Attest:                                     Blanchard Precious Metals Fund, Inc.


________________________                    By: ____________________________
         Assistant Secretary                         Vice President

                                                                EXHIBIT C

                         INTERIM SUB-ADVISORY AGREEMENT

         THIS AGREEMENT is made this 28th day of November, 1997 by and between VIRTUS CAPITAL MANAGEMENT, INC., a Maryland corporation (the "Manager"), and CAVELTI CAPITAL MANAGEMENT, a Canadian money management firm (the "Portfolio Manager" or "Cavelti") with respect to the following recital of fact:

                                  R E C I T A L

         WHEREAS, Blanchard Precious Metals Fund, Inc. (the "Corporation") is registered as an open-end non-diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder; and

         WHEREAS, the Portfolio Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and engages in the business of acting as an investment advisor; and

         WHEREAS, the Corporation is authorized to issue shares of Common Stock in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

         WHEREAS, the Corporation intends to initially offer shares in one series called the BLANCHARD PRECIOUS METALS FUND, INC. (such series, being referred to as the "Fund"); and

         WHEREAS, the Corporation and the Manager have entered into an agreement to provide for management services for the Fund on the terms and conditions set forth therein (the "Interim Management Agreement"); and

         WHEREAS, the Portfolio Manager proposes to render investment advisory services to the Manager in connection with the Manager's responsibilities to the Fund's portfolio on the terms and conditions hereinafter set forth.

         NOW  THEREFORE,   in  consideration  of  the  mutual  covenants  herein
contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto agree as follows:

     1. Investment Management. Cavelti shall act as the Portfolio Manager for the Fund and shall, in such capacity, supervise the investment and reinvestment of the cash, securities or other properties comprising the Fund's portfolio, subject at all times to the direction of the Manager and the policies and control of the Corporation's Board of Directors. Cavelti shall give the Fund the benefit of its best judgment, efforts and facilities in rendering its services as Portfolio Manager.

         2. Investment Analysis and Implementation. In carrying out its obligation under paragraph 1 hereof, the Portfolio
Manager shall:

                  a. use the same skill and care in providing such service as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

                  b. obtain and evaluate pertinent information about significant developments and economics, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund's portfolio and whether concerning the individual issuers whose securities are included in the Fund's portfolio or the activities in which the issuers engage, or with respect to securities which the Portfolio Manager considers desirable for inclusion in the Fund's portfolio;

                  c. determine which issuers and securities shall be represented in the Fund's portfolio and regularly report thereon to the Manager;

                  d. formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Manager; and

                  e. take, on behalf of the Fund, all actions which appear to the Fund and the Manager necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including the placing of orders for the purchase and sale of securities for the Fund and the prompt reporting to the Manager of such purchases and sales.

         3. Broker-Dealer Relationships. The Portfolio Manager is responsible for decisions to buy and sell securities for the Fund's portfolio, broker-dealer selection, and negotiation of brokerage commission rates. The Portfolio Manager's primary consideration in effecting a security transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Portfolio Manager will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Directors may determine, the Portfolio Manager shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Portfolio Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Portfolio Manager's overall responsibilities with respect to the Fund and to its other clients as to which it exercises investment discretion. The Portfolio Manager is further authorized to allocate the orders placed by it on behalf of the Fund to its affiliated broker-dealer or to such brokers and dealers who also provide research or statistical material, or other services to the Fund or the Portfolio Manager. Such allocation shall be in such amounts and proportions as the Portfolio Manager shall determine and the Portfolio Manager will report on said allocations regularly to Manager indicating the brokers to whom such allocations have been made and the basis therefor.

         4. Control by Board of Directors. Any investment program undertaken by the Portfolio Manager pursuant to this Agreement, as well as any other activities undertaken by the Portfolio Manager on behalf of the Fund pursuant thereto, shall at all times be subject to any directives of the Board of Directors of the Corporation. The Manager shall provide the Portfolio Manager with written notice of all such directives, so long as this Agreement remains in effect.

         5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Portfolio Manager shall at all times conform to:

                  a.       all applicable provisions of the 1940 Act;

                  b. the provisions of the Registration Statement of the Corporation under the Securities Act of 1933 and the 1940 Act; and

                  c. any other applicable provisions of state and federal law.

         6. Expenses. The expenses connected with the Fund shall be borne by the Portfolio Manager as follows:

                  The Portfolio Manager shall maintain, at its expense and without cost to the Manager or the Fund, a trading function in order to carry out its obligations under subparagraph (e) of paragraph 2 hereof to place orders for the purchase and sale of portfolio securities for the Fund.

         7. Delegation of Responsibilities. Upon request of the Manager and with the approval of the Corporation's Board of Directors, the Portfolio Manager may perform services on behalf of the Fund which are not required by this Agreement. Such services will be performed on behalf of the Fund and the Portfolio Manager's cost in rendering such services may be billed monthly to the Manager, subject to examination by the Manager's independent accountants. Payment or assumption by the Portfolio Manager of any Fund expense that the Portfolio Manager is not required to pay or assume under this Agreement shall not relieve the Manager or the Portfolio Manager of any of their obligations to the Fund or obligate the Portfolio Manager to pay or assume any similar Fund expense on any subsequent occasions.

         8. Compensation. For the services to be rendered and the facilities furnished hereunder, the Manager shall pay the Portfolio Manager monthly compensation of the sum of the amounts determined by applying the following annual rates to the Fund's aggregate daily net assets: .30% of the Fund's net assets up to the first $150 million; .2625% of the Fund's net assets in excess of $150 million but less than $300 million; plus .225% of the Fund's net assets in excess of $300 million. Compensation under this Agreement shall be calculated and accrued daily and the amounts of the daily accruals shall be paid monthly. If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fees as set forth above. Payment of the Portfolio Manager's compensation for the preceding month shall be made as promptly as possible after the end of each month.

         9. Expense Limitation. If, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees but excluding brokerage commissions and fees, payments pursuant to the Rule 12b-1 Plan then in effect, taxes, interest and extraordinary expenses such as litigation, would exceed the most restrictive expense limits imposed by a statute or regulatory authority of any jurisdiction in which shares of the Fund are offered for sale, the investment advisory fee, which the Manager would otherwise receive from the Fund, shall be reduced by the amount of such excess. The fee which the Portfolio Manager would otherwise receive from the Manager pursuant to Paragraph 8 of this Agreement shall also be reduced proportionately. For example, if the Manager's fee is reduced by 1/4, the Portfolio Manager's fee from the Manager will also be reduced by 1/4. Such reduction shall be deducted from the monthly fee otherwise payable to the Portfolio Manager by the Manager and, if such amount should exceed such monthly fee, the Portfolio Manager agrees to repay the Manager such amount of its fee previously received with respect to make up the deficiency no later than the last day of the first month of the next succeeding fiscal year. For the purposes of this paragraph, the term "fiscal year" shall exclude the portion of the current fiscal year which shall have elapsed prior to the date hereof and shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Agreement.

         10. Term. This Agreement shall become effective at the close of business on the date hereof and shall remain in force and effect until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated November 26, 1997 with respect to the Fund or for two years after its effective date, and shall remain in effect thereafter if approved in the manner set forth in Section 11 hereof.

         11. Renewal. Following the expiration of its initial term, the Agreement shall continue in force and effect from year to year, provided that such continuance is specifically approved at least annually:

                  a. by the Corporation's Board of Directors or by the vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act), and

                  b. by the affirmative vote of a majority of the Directors who are not parties to this agreement or interested persons of a party to this Agreement (other than as a Director of the Corporation), by votes cast in person at a meeting specifically called for such purpose.

         12. Termination. This Agreement may be terminated at any time, without the payment of any penalty, by vote of the Corporation's Board of Directors or by vote of a majority of the Fund's outstanding voting securities (as defined in
Section 2(a)(42) of the 1940 Act), or by the Manager or the Portfolio Manager, on sixty (60) days' written notice to the other party. This Agreement shall automatically terminate: (a) in the event of its assignment, the term "assignment" having the meaning defined in Section 2(a)(4) of the 1940 Act, or (b) in the event that the Interim Management Agreement between the Fund and the Manager shall terminate.

         13. Liability of the Portfolio Manager. In the absence of willful misfeasance, bad faith or gross negligence on the part of the Portfolio Manager or its officers, directors or employees, or reckless disregard by the Portfolio Manager of its duties under this Agreement, the Portfolio Manager shall not be liable to the Manager, the Corporation or to any shareholder of the Corporation for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         14. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Manager for this purpose shall be 707 East Main Street, Suite 1300, Richmond, Virginia 23219, that of the Corporation for this purpose shall be Federated Investors
Tower, Pittsburgh, Pennsylvania 15222-3779, and the address of the Portfolio Manager for this purpose shall be 4100 Yonge Street, Willowdale, Ontario M2P 2B6 Canada.

         15. Questions of Interpretation. Any questions of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission issued pursuant to said Act. In addition, where the effect of a requirement of the 1940 Act reflected in the provision of this Agreement is revised by rule, regulation or order of the Securities and Exchange Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first above written.

Attest:                                         VIRTUS CAPITAL MANAGEMENT, INC.


                                                By
Title: Senior Vice President                    Title: Senior Vice President

Attest:                                         CAVELTI CAPITAL MANAGEMENT


                                                 By
Title:                                           Title:





PAGE 3
--------------------------------------------------------------------

                               A Discussion With
                               Your Fund Manager

                          [Photo: John C. Madden, Jr.]

          John C. Madden, Jr. is a vice president and senior portfolio manager of Keystone Precious Metals Holdings, Inc. and Keystone
    Global Resources and Development Fund. A Chartered
             Financial Analyst, Mr. Madden has more than 30 years of experience in investment research and management, specializing in precious metals, natural resources and energy. He holds a BA from Yale University.

Q  What factors contributed to the declining price of gold during the period?

A Gold's brief rise above $400 early in 1996 gave investors, dealers and speculators a good opportunity to take profits, but once speculator interest dropped off, price levels moved lower. The price stabilized in the $380 range from June to November, when real and rumored central bank sales contributed to a further decline. The sale of 10 million ounces by the Dutch central bank and discussions of sales by the International Monetary Fund and the Swiss government sent the price to its one-year low of $339.85 an ounce in early February 1997. Once the price dipped below $340, however, investors saw a buying opportunity. Growing physical demand in the Far East and short covering by speculators led to a quick run up at the end of February. On February 28, 1997, the price had rebounded to $363.45 an ounce.

Q  How did these market conditions affect the stocks of gold mining companies?

A It varied, as you can see from the chart. The Financial Times Gold Mines Index lost almost twice as much as the metal, down 18.5% for the year compared to -9.3% for gold bullion. The XAU, another popular index of gold stock performance, lost 15.0%. But the average gold stock mutual fund, as measured by Lipper Analytical Services, fared a little better, losing a more modest 7.6% for the year.

----------------------------------- [BAR CHART] --------------------------------

             Comparative performance of Keystone
             Precious Metals Holdings, Inc. and key
             market indexes, March 1, 1996-February 28, 1997


             KPMH*                      -5.16%
             Lipper Gold Fund Index     -7.60%
             Spot Gold                  -9.30%
             XAU                       -15.00%

             Keystone Precious Metals Holdings declined less than the key market measures during the year.

             *Includes reinvested dividends

--------------------------------------------------------------------------------
  Fund Profile

  Objective: Seeks long-term capital appreciation and protection of purchasing power by investing in gold-oriented or other precious metal and minerals companies.

  Commencement of investment operations:  June 5, 1972

  Net assets:  $190.1 million
  Newspaper listing:  PrecMtl.
--------------------------------------------------------------------------------





PAGE 4
--------------------------------------------------------------------

Keystone Precious Metals Holdings, Inc.

Q  How did the Fund perform during the year?

A Your Fund experienced lower volatility than either the price of gold or the leading gold indexes, as shown in the chart. During the first half of the year, the gold-related stocks in which your Fund invests generally experienced a delayed reaction to changes in the price of gold, remaining high in May even as gold bullion prices were declining. But once it became clear that the price of gold had settled lower, gold stocks moved down, too. From November onward, gold stock performance generally paralleled the price of the metal. Your Fund reached its low for the year in early January, about a month ahead of the price of gold.

The Fund had a strong finish to the year, buoyed by a recovery in the South African market. In February alone, the Fund gained 14.1% while the price of gold rose 5.5%.

Q  How were supply and demand during the year?

A The supply-demand dynamic remained positive during the year, despite the relatively low inflation environment in the U.S. and other industrialized countries. Demand from jewelry fabricators remained strong, and continues to exceed the annual mined production of gold. Over the past few years, this gap was filled by several sources, notably scrap supply, central bank sales and forward sales by producers. When central bank sales taper off, we expect supply to tighten, which we believe should provide a favorable environment for gold stocks over the long term.

Q You increased the Fund's North American holdings to nearly 60% of the portfolio during the year. Please describe some of these stocks.

A Over the year we reduced our exposure in Australia and expanded our holdings in North America. One U.S. stock that has done quite well is Getchell Gold, a spin-off from First Mississippi Corporation that

Asset Allocation (as a percentage of portfolio assets)

                   February 28, 1997      February 29, 1996

North America           59.1%                  50%
------------------------------------------------------------
South Africa            26.8%                  25%
------------------------------------------------------------
Australia               14.1%                  25%
------------------------------------------------------------

produces about 200,000 ounces a year from operations in northern Nevada. Getchell has been very successful in adding to reserves, and is now developing a mine that will more than double company output. With growing reserves and a land position that abuts that of Santa Fe Pacific Gold, there is also the possibility for merger or takeover activity.

     In Canada, we continue to like the Canadian royalty company Euro-Nevada. Among other assets, this company holds royalties on Getchell's current reserves and on Barrick Gold's Goldstrike property. In addition, the company is involved in a joint venture to develop a low-cost, 250,000 ounce per year mine in Nevada. Expected on stream in 1998, this mine should help the company record substantial earnings gains over the next several years.

Q  What is your strategy for managing the Fund?

A The Fund's objective is to seek long-term capital appreciation and protection of purchasing power by investing in gold-oriented or other precious metal and minerals companies. As a sector fund, it is likely

----------------------------------- [PIE CHART] --------------------------------

                          Asset Allocation
                          as of February 28, 1997

                          U.S                      29%
                          Canada                   30%
                          South Africa             27%
                          Australia                14%

--------------------------------------------------------------------------------






PAGE 5
--------------------------------------------------------------------


to experience greater price fluctuation than more diversified investments, but we rely on a conservative strategy to reduce the level of volatility. We focus on companies with growing reserves and expanding production that may have a greater ability to maintain their value during periods of lower gold prices. We believe this approach offers Fund investors the advantages of ongoing exposure to the potential of gold stocks, but with reduced downside risk.

Q Bre-X Minerals, Ltd., a Canadian-based mining company, has been in the news since the end of the Fund's fiscal year. Is this a Fund holding?


A The Fund held a minor position--less than one percent of the portfolio--in Bre-X at the close of the fiscal year in February. In March, questions arose about the accuracy of company reports of gold deposits in an Indonesian mine owned by the company. We have liquidated our position in Bre-X.

Q  What is your outlook for the gold market?

A Over the past year, the bull market for stocks, the strong dollar and minimal inflation have created an unfavorable environment for gold investments. But the fundamentals remain positive--demand by jewelry fabricators continues to outpace mined production. While we are not anticipating a gold rally, neither do we expect a return to the low gold prices we saw earlier this year. We believe the companies in your Fund's portfolio are in a good position to benefit from even small increases in the price of gold over the coming year.

            Top 10 Holdings
            as of February 28, 1997

                                                       Percentage of
            Stock (Country)                            net assets
            ---------------------------------------------------------
            Euro Nevada Mining (Canada)                    7.1
            ---------------------------------------------------------
            Franco Nevada Mining (Canada)                  5.8
            ---------------------------------------------------------
            Getchell Gold (United States)                  5.5
            ---------------------------------------------------------
            Newmont Mining Corp. (United States)           5.1
            ---------------------------------------------------------
            Homestake Mining (United States)               5.1
            ---------------------------------------------------------
            Barrick Gold (Canada)                          4.5
            ---------------------------------------------------------
            Newmont Gold (United States)                   4.1
            ---------------------------------------------------------
            Randgold & Exploration (South Africa)          3.7
            ---------------------------------------------------------
            Santa Fe Pacific Gold (United States)          3.5
            ---------------------------------------------------------
            Pioneer Group (United States)                  3.3
            ---------------------------------------------------------

                                    [diamond]

                       This column is intended to answer
               questions about your Fund. If you have a question
                   you would like answered, please write to:
                  Evergreen Keystone Investment Services, Inc.
                  Attn: Shareholder Communications, 22nd Floor
             200 Berkeley Street, Boston, Massachusetts 02116-5034.




PAGE 6
--------------------------------------

Keystone Precious Metals Holdings, Inc.

Your Fund's Performance

------------------------------- [MOUNTAIN CHART] ------------------------------

Growth of an investment in
Keystone Precious Metals Holdings, Inc.

In Thousands

                                 Reinvested       Initial
                                Distributions    Investment
                     2/87          10000          10000
                     2/88           8954           9714
                     2/89           9717          10748
                     2/90          11063          12236
                     2/91           8215           9255
                     2/92           8879          10094
                     2/93           8307           9515
                     2/94          14495          16601
                     2/95          11150          12833
                     2/96          15222          17521
                     2/97          13830          16616

             A $10,000 investment in Keystone Precious Metals Holdings, Inc. made on February 28, 1987 with all distributions reinvested was worth $16,616 on February 28, 1997. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Twelve-Month Performance            as of February 28, 1997
-----------------------------------------------------------
Total return*                 -5.16%
Net asset value 2/29/96      $26.35
                2/28/97      $23.94
Dividends                    None
Capital gains                 $0.99

* Before deducting contingent deferred sales charge (CDSC).


Historical Record                   as of February 28, 1997
-----------------------------------------------------------
                                    If you        If you did
Cumulative total return            redeemed       not redeem
1-year                               -7.89%          -5.16%
5-year                               64.62%          64.62%
10-year                              66.16%          66.16%

Average annual total return
1-year                               -7.89%          -5.16%
5-year                               10.48%          10.48%
10-year                               5.21%           5.21%

The one-year return reflects the deduction of the 3% contingent deferred sales charge for those investors who bought and sold Fund shares after one calendar year. Investors who retained their fund investment received the one-year return reported in the second column of the table.

     The investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

     You may exchange your shares by phone or in writing. You may also exchange funds using Keystone's Automated Response Line (KARL). The Fund reserves the right to change or terminate the exchange offer.



PAGE 7
--------------------------------------


Growth of an Investment

----------------------------------- [PIE CHART] --------------------------------

           Comparison of change in value of a $10,000 investment in Keystone Precious Metals Holdings, Inc., the Standard and Poor's 500 Index and the Consumer Price Index.

           In Thousands        February 28, 1987 through February 28, 1997

                                  Fund Average
                               Annual Total Return
                          ---------------------------
                          1 Year    5 Year    10 Year
                          -7.89%    10.48%    5.21%

                                  Standard & Poor's     Consumer Price
                         Fund     500 Index (S&P 500)     Index (CPI)
           2/87          10000         10000               10000
           2/88           9714          9717               10393
           2/89          10748         10845               10894
           2/90          12236         12860               11467
           2/91           9255         14731               12076
           2/92          10094         17081               12417
           2/93           9515         18900               12817
           2/94          16601         20476               13140
           2/95          12833         21983               13517
           2/96          17521         29612               13875
           2/97          16616         37357               14252

*Reflects the deduction of the Fund's contingent deferred sales charge of 3%.
 Past performance is no guarantee of future results. The Consumer Price Index is through January 31, 1997.
--------------------------------------------------------------------------------

This chart graphically compares your Fund's total return performance to certain investment indexes. It is the result of fund performance guidelines issued by the Securities and Exchange Commission. The intent is to provide investors with more information about their investment.

Components of the chart

The chart is composed of three lines that represent the accumulated value of an initial $10,000 investment for the period indicated. The lines illustrate a hypothetical investment in:

1. Keystone Precious Metals Holdings, Inc.

Your Fund seeks capital appreciation primarily from investments in gold-oriented or other precious metal and minerals companies. The return is quoted after deducting sales charges (if applicable), fund expenses, and transaction costs and assumes reinvestment of all distributions.

2. Standard & Poor's 500 Index (S&P 500)

The S&P 500 is a broad-based unmanaged index of common stock prices. It is comprised of stocks of the largest U.S. companies. These stocks are selected and compiled by Standard & Poor's Corporation according to criteria that may be unrelated to your Fund's investment objective.

3. Consumer Price Index (CPI)

This index is a widely recognized measure of the cost of goods and services produced in the U.S. The index contains factors such as prices of services, housing, food, transportation and electricity which are compiled by the U.S. Bureau of Labor Statistics. The CPI is generally considered a valuable benchmark for investors who seek to outperform increases in the cost of living.

     These indexes do not include transaction costs associated with buying and selling securities, and do not hold cash to meet redemptions. It would be difficult for most individual investors to duplicate these indexes.

Understanding what the chart means

The chart demonstrates your Fund's total return performance in relation to a well known investment index and to




PAGE 8
--------------------------------------

Keystone Precious Metals Holdings, Inc.


increases in the cost of living. It is important to understand what the chart shows and does not show.

     This illustration is useful because it charts Fund and index performance over the same time frame and over a long period. Long-term performance is a more reliable and useful measure of performance than measurements of short-term returns or temporary swings in the market. Your financial adviser can help you evaluate fund performance in conjunction with the other important financial considerations such as safety, stability and consistency.

Limitations of the chart

The chart, however, limits the evaluation of Fund performance in several ways. Because the measurement is based on total returns over an extended period of time, the comparison often favors those funds which emphasize capital appreciation when the market is rising. Likewise, when the market is declining, the comparison usually favors those funds which take less risk.

Performance can be distorted

Funds which are more conservative in their orientation and which place an emphasis on capital preservation will tend to compare less favorably when the market is rising. In addition, funds which have income as one of their objectives also will tend to compare less favorably to relevant indexes.

     Indexes may also reflect the performance of some securities which a fund may be prohibited from buying. A bond fund, for example, may be limited to investments in only high quality bonds, or a stock fund may only be able to buy stocks that have been traded on a stock exchange for a minimum number of years or of a certain company size. Indexes usually do not have the same investment restrictions as your Fund.

Indexes do not include costs of investing

The comparison is further limited in its utility because the index does not take into account any deductions for sales charges, transaction costs or other fund expenses. Your Fund's performance figures do reflect such deductions. Sales charges--whether up-front or deferred--pay for the cost of the investment advice of your financial adviser. Transaction costs pay for the costs of buying and selling securities for your Fund's portfolio. Fund expenses pay for the costs of investment management and various shareholder services. None of these costs are reflected in index total returns. The comparison is not completely realistic because an index cannot be duplicated by an investor--even an unmanaged index--without incurring some charges and expenses.

One of several measures

The chart is one of several tools you can use to understand your investment. It should be read in conjunction with the Fund's prospectus, and annual and semiannual reports. Also, your financial adviser, who understands your personal financial situation, can best explain the features of your Keystone fund and how it applies to your financial needs.

Future returns may be different

Shareholders also should be mindful that the long-run performance of either the Fund or the indexes is not representative of what shareholders should expect to receive from their Fund investment in the future; it is presented to illustrate only past performance and is not a guarantee of future returns.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                      BLANCHARD PRECIOUS METALS FUND, INC.
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                                 (800) 829-3863

                        By and In Exchange For Shares of

                         EVERGREEN PRECIOUS METALS FUND

                                   a Series of

                          EVERGREEN INTERNATIONAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Blanchard Precious Metals Fund, Inc. ("Precious Metals"), to Evergreen Precious Metals Fund ("Evergreen Precious Metals") (formerly known as "Keystone Precious Metals Holdings, Inc."), a series of Evergreen International Trust, in exchange for Class A shares of beneficial interest, $.001 par value per share, of Evergreen Precious Metals, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Evergreen Precious Metals dated April 30, 1997; (To be filed by amendment)

         (2) The Statement of Additional Information of Precious Metals dated August 31, 1997; (To be filed by amendment)

         (3) Annual Report of Precious Metals for the year ended September 30, 1997; (To be filed by amendment)

         (4) Annual Report of Evergreen Precious Metals for the year ended October 31, 1997; (To be filed by amendment) and

         (5) Pro Forma Combining Financial Statements (unaudited) dated September 30, 1997.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Precious Metals and Precious Metals dated January 5, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Precious Metals or Precious Metals at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is January 5,
1998.

Keystone Precious Metals Holdings, Inc.
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
PORTFOLIO OF INVESTMENTS (000's omitted)
August 31, 1997

                                                  Keystone Precious       Blanchard Precious
                                                Metals Holdings, Inc.      Metals Fund, Inc.                      Proforma Combined
                                              -----------------------   -----------------------                  -------------------
                                                           Market                  Market                                   Market
                                               Shares      Value         Shares    Value            Adjustments   Shares    Value
                                              -----------------------   -----------------------   -------------- -------------------
COMMON STOCKS (94.0%)
AUSTRALIA (9.0%)
Gold Mining (4.8%)
Croesus Mining NL                                                             600         156                         600       156
Delta Gold NL                                       800          986                                                  800       986
First Silver Reserve Inc.                                                     230         181                         230       181
Perilya Mines NL (a)                              3,500        1,515                                                3,500     1,515
Plutonic Resources NL                             1,052        2,995                                                1,052     2,995
Ross Mining NL                                    1,376          788                                                1,376       788
Sons of Gwalia Ltd.                                 800        2,523                                                  800     2,523
------------------------------------------------------------------------------------------------------------------------------------
                                                               8,807                      337                 0               9,144
Metals and Mining (4.2%)
Acacia Resources (a)                              2,899        3,191                                                2,899     3,191
Laverton Gold NL                                                            1,000         165                       1,000       165
Lone Star Exploration                                                         750         143                         750       143
Lone Star Exploration                                                       1,258         299                       1,258       299
Lone Star Exploration NL                                                      550         131                         550       131
Normandy Mining Ltd.                              3,382        4,094                                                3,382     4,094
------------------------------------------------------------------------------------------------------------------------------------
                                                               7,285                      738                 0               8,023

------------------------------------------------------------------------------------------------------------------------------------
TOTAL AUSTRALIA                                               16,092                    1,075                 0              17,167
------------------------------------------------------------------------------------------------------------------------------------

CANADA (38.7%)
Gold Mining (33.4%)
Cambior Inc.                                                                  421       4,503                         421     4,503
Eldorado Gold Corp New.                                                     1,406       3,959                       1,406     3,959
Euro-Nevada Mining Ltd.                             750       11,480                                                  750    11,480
Franco-Nevada Mining Corp. Ltd.                     470       11,155           95       2,260                         565    13,415
Freeport McMoran Copper, ADR                                                   25         464                          25       464
Geomaque Expls Ltd. Com                                                       555       1,235                         555     1,235
Geomaque Expls Ltd. Restricted Shs                                            161         359                         161       359
Getchell Gold Corp. (a)                             180        6,110                                                  180     6,110
Greenstone Resources Ltd.                                                     296       2,719                         296     2,719
Kinross Gold Corp. (a)                              150          647          510       2,199                         660     2,846
New Mex Mining Ltd                                                            961         675                         961       675
Orvana Minerals Corp. (a)                           337        1,214                                                  337     1,214
Philex Gold Inc.                                                              174         689                         174       689
Prime Resources Group Inc. (a)                      525        4,234                                                  525     4,234
Santa Cruz Gold Inc.                                                        2,000         605                       2,000       605
TVX Gold Inc. (a)                                   185          961        1,260       6,626                       1,445     7,587
Vengold Inc. (a)                                    429          155                                                  429       155
Viceroy Resource Corp.                                                        450       1,070                         450     1,070
------------------------------------------------------------------------------------------------------------------------------------
                                                              35,956                   27,363                 0              63,319
Metals and Mining (5.3%)
Aber Resources Ltd. (a)                             100        1,312                                                  100     1,312
Agnico Eagle Mines Ltd.                              26          228                                                   26       228
Ariel Resources Ltd.                                                        1,640         390                       1,640       390
Barrick Gold                                        105        2,368                                                  105     2,368
Bema Gold Corp. (a)                                 400        2,103                                                  400     2,103
East Rand Gold & Uranium Co. Ltd., ADR                                        517         694                         517       694
Golden Knight Res Inc.                                                        402         911                         402       911
International Precious Metals Corp (a)               50          353                                                   50       353
Repadre Capital Corp. (a)                           300        1,621                                                  300     1,621
------------------------------------------------------------------------------------------------------------------------------------
                                                               7,985                    1,995                 0               9,980

------------------------------------------------------------------------------------------------------------------------------------
TOTAL CANADA                                                  43,941                   29,358                 0              73,299
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        0         0
SOUTH AFRICA (18.1%)                                                                                                    0         0
Gold Mining (6.8%)                                                                                                      0         0
Free State Consolidated Gold Mines Ltd.              75          380                                                   75       380
Free State Consolidated Gold Mines Ltd. ADR         283        1,433          200       1,025                         483     2,458
Vaal Reefs Exploration & Mining Ltd.                 19          923                                                   19       923
Vaal Reefs Exploration & Mining Ltd. ADR            638        3,210          255       1,275                         893     4,485
Western Areas Gold Mining Ltd. ADR (a)              289        2,414                                                  289     2,414
Western Deep Levels Ltd.                             21          501                                                   21       501
Western Deep Levels Ltd. ADR                         75        1,809                                                   75     1,809
------------------------------------------------------------------------------------------------------------------------------------
                                                              10,670                    2,300                 0              12,970
Metals and Mining (11.3%)
Ashanti Goldfields Ltd. (GDR) (a)(b)                290        3,004          255       2,646                         545     5,650
Avgold Ltd. ADR (a)                               2,933        2,676                                                2,933     2,676
Avmin Ltd. ADR                                      150        1,838                                                  150     1,838
DeBeers Centenary                                   110        3,505                                                  110     3,505
DeBeers Consolidated Mines Ltd. ADR                  45        1,446                                                   45     1,446
Elandsrand Gold Mining Ltd. ADR                     300        1,023                                                  300     1,023
Harmony Gold Mining Ltd., ADR (a)                   267        1,295                                                  267     1,295
Harmony Gold Mining Ltd. (a)                        150          727                                                  150       727
Randgold & Exploration Co. Ltd. (a)                 300        1,055                                                  300     1,055
Randgold Resources Inc. (b)                          70          962                                                   70       962

Keystone Precious Metals Holdings, Inc.
PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
PORTFOLIO OF INVESTMENTS (000's omitted)
August 31, 1997

                                                          Keystone Precious                  Blanchard Precious
                                                        Metals Holdings, Inc.                 Metals Fund, Inc.
                                                      ------------------------------   ---------------------------------
                                                                        Market                               Market
                                                       Shares           Value               Shares           Value
                                                      --------------------------   ----------------------------------
Rustenberg Platinum Holdings                                73            1,238
------------------------------------------------------------------------------------------------------------------------
                                                                         18,769                                2,646

------------------------------------------------------------------------------------------------------------------------
TOTAL SOUTH AFRICA                                                       29,439                                4,946
------------------------------------------------------------------------------------------------------------------------

UNITED STATES (28.2%)
Gold Mining (18.5%)
Dayton Mining Corp                                                                               10               31
Homestake Mining Co.                                       448            6,272                 260            3,640
Meridian Gold Inc.                                                                              433            1,919
Newmont Gold Co.                                           135            5,839
Newmont Mining Corp.                                       348           14,710                  65            2,729
------------------------------------------------------------------------------------------------------------------------
                                                                         26,821                                8,319
Metals and Mining (9.7%)
Canyon Resource Corp. (a)                                  499            1,123               1,425            3,206
Pioneer Group Inc.                                         220            7,136
Placer Dome Inc.                                                                                135            2,244
Stillwater Mining Company (a)                              221            4,639
------------------------------------------------------------------------------------------------------------------------
                                                                         12,898                                5,450

------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES                                                      39,719                               13,769
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                     129,191                               49,148
------------------------------------------------------------------------------------------------------------------------
                                                      Principal                            Principal
                                                      ---------                            ---------
CORPORATE BONDS (0.8%)
Greenstone Resources Ltd., Series NT, 9%, 2/28/02            0                0               2,250            1,556
------------------------------------------------------------------------------------------------------------------------

WARRANTS (0.5%) (a)                                                                         Shares
                                                                                            ------
Atlas Corp Warrants, expire 12/15/99                                                            228                2
Canyon Resource Corp. Warrants, expire 1999                                                      75                0
Geomaque Expls Ltd. Spl Warrants, expire 12/15/99                                               325              723
Greenstone Resources Ltd.Warrants, expire 2/28/02                                                45              139
------------------------------------------------------------------------------------------------------------------------
                                                                              0                                  864

------------------------------------------------------------------------------------------------------------------------
Total Warrants                                                                0                                  864
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS (Cost -
     $136,134, $78,318, and $214,452, respectively)                     129,191                               51,568
------------------------------------------------------------------------------------------------------------------------
                                                                Principal Amount                     Principal Amount
                                                                ----------------                     ----------------
Repurchase Agreements (4.3%)
First Boston Inc. purchased 8/29/97, 5.53%,
maturing value 9/2/97 (c) (cost 7,678)                                                        7,768            7,768
Keystone Joint Repurchase Agreement, Investments
in repurchase agreements, in a joint trading account
purchased 8/29/97, 5.585%, maturing 9/2/97,
maturing value $327 (c) (cost, $327)                       327              327
------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                 327                                7,768

INVESTMENTS IN WHOLLY-OWNED
UNCONSOLIDATED FOREIGN SUBSIDIARY (0.4%)
Precious Metals (Bermuda) Ltd.                                              823
------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- NET (0.0%)                                  200                                 -171
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NET ASSETS  (100.0%)                                                   $130,541                              $59,165
------------------------------------------------------------------------------------------------------------------------

                                                                                   Proforma Combined
                                                                           -------------------------------
                                                                                                  Market
                                                          Adjustments           Shares            Value
                                                      ---------------  -----------------------------------
Rustenberg Platinum Holdings                                                          73            1,238
----------------------------------------------------------------------------------------------------------
                                                                   0                               21,415

----------------------------------------------------------------------------------------------------------
TOTAL SOUTH AFRICA                                                 0                               34,385
----------------------------------------------------------------------------------------------------------

UNITED STATES (28.2%)
Gold Mining (18.5%)
Dayton Mining Corp                                                                    10               31
Homestake Mining Co.                                                                 708            9,912
Meridian Gold Inc.                                                                   433            1,919
Newmont Gold Co.                                                                     135            5,839
Newmont Mining Corp.                                                                 413           17,439
----------------------------------------------------------------------------------------------------------
                                                                   0                               35,140
Metals and Mining (9.7%)
Canyon Resource Corp. (a)                                                          1,924            4,329
Pioneer Group Inc.                                                                   220            7,136
Placer Dome Inc.                                                                     135            2,244
Stillwater Mining Company (a)                                                        221            4,639
----------------------------------------------------------------------------------------------------------
                                                                   0                               18,348

----------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES                                                0                               53,488
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                0                              178,339
----------------------------------------------------------------------------------------------------------
                                                                                Principal
                                                                                ---------
CORPORATE BONDS (0.8%)
Greenstone Resources Ltd., Series NT, 9%, 2/28/02                                  2,250            1,556
----------------------------------------------------------------------------------------------------------

WARRANTS (0.5%) (a)                                                             Shares
                                                                                ------
Atlas Corp Warrants, expire 12/15/99                                                 228                2
Canyon Resource Corp. Warrants, expire 1999                                           75                0
Geomaque Expls Ltd. Spl Warrants, expire 12/15/99                                    325              723
Greenstone Resources Ltd.Warrants, expire 2/28/02                                     45              139
----------------------------------------------------------------------------------------------------------
                                                                   0                                  864

----------------------------------------------------------------------------------------------------------
Total Warrants                                                     0                                  864
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS (Cost -
     $136,134, $78,318, and $214,452, respectively)                                    0          180,759
----------------------------------------------------------------------------------------------------------
                                                                                         Principal Amount
                                                                                         ----------------
Repurchase Agreements (4.3%)
First Boston Inc. purchased 8/29/97, 5.53%,
maturing value 9/2/97 (c) (cost 7,678)                                             7,768            7,768
Keystone Joint Repurchase Agreement, Investments
in repurchase agreements, in a joint trading account
purchased 8/29/97, 5.585%, maturing 9/2/97,
maturing value $327 (c) (cost, $327)                                                 327              327
----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                         8,095

INVESTMENTS IN WHOLLY-OWNED
UNCONSOLIDATED FOREIGN SUBSIDIARY (0.4%)
Precious Metals (Bermuda) Ltd.                                                         0              823
----------------------------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- NET (0.0%)                                             0               29
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSETS  (100.0%)                                                                             $189,706
----------------------------------------------------------------------------------------------------------

(a)  Non-incoming producing security.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Directors.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at August 29, 1997.

Legend of Portfolio Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt

Keystone Precious Metals Holdings, Inc.
Pro Forma Combining Financial Statements (unaudited)
Statement of Assets and Liabilities (000's)
August 31, 1997

                                                             Keystone               Blanchard
                                                          Precious Metals        Precious Metals                     Pro Forma
                                                           Holdings, Inc.           Fund, Inc.    Adjustments        Combined
                                                      -------------------------------------------------------    ----------------
Assets:
Investments at value (cost $136,461, $86,086 and
     $222,547, respectively)                                    $129,518             $59,336                           $188,854
Investment in wholly-owned unconsolidated
     foreign subsidiary, at fair value                               823                   0                                823
                                                      ---------------------------------------------------------------------------
     Total investments                                           130,341              59,336                            189,677
                                                      ---------------------------------------------------------------------------
Cash                                                                   0                 117                                117
Dividends & interest receivable                                      458                 279                                737
Receivable for investment sold                                         0                   0                                  0
Receivable for Fund shares sold                                      236                  77                                313
Prepaid expenses                                                      37                   0                                 37
Other assets                                                           2                   0                                  2
Due from Investment Advisor                                            0                   0                                  0
---------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                     131,074              59,809              0             190,883

Liabilities:
Payable for investments purchased                                      0                 424                                424
Distribution plan expenses                                           130                  74                                204
Payable for Fund shares redeemed                                     253                   0                                253
Due to related parties                                                 3                  51                                 54
Accrued expenses and other liabilities                               147                  95                                242
---------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                    533                 644              0               1,177

Net Assets                                                      $130,541             $59,165             $0            $189,706
=================================================================================================================================

Net assets are comprised of:
Paid-in capital                                                 $127,786             $92,112                           $219,898
Undistributed net investment income (accumulated
     distributions in excess of investment income)                 4,104             (14,025)                            (9,921)
Accumulated net realized gain (loss) on investments
     and foreign currency related transactions                     5,596               7,829                             13,425
Net unrealized depreciation on investments
     and foreign currency related transactions                    (6,945)            (26,751)                           (33,696)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                      $130,541             $59,165                           $189,706
=================================================================================================================================

Net Assets                                                      $130,541             $59,165                           $189,706
Shares of Beneficial Interest Outstanding                          7,098              11,981         (8,763)             10,316
Net Asset Value                                                   $18.39               $4.94                             $18.39


See Notes to Pro Forma Combining Financial Statements.

Keystone Precious Metals Holdings, Inc.
Pro Forma Combining Financial Statements (unaudited)
Statement of Operations (000's)
August 31, 1997

                                                                 Keystone           Blanchard
                                                              Precious Metals     Precious Metals                       Pro Forma
                                                               Holdings, Inc.       Fund, Inc.       Adjustments         Combined
                                                             ----------------------------------------------------     --------------
Investment Income:
Dividend income (net of withholding taxes of $136,
   36 and $172, respectively)                                         $2,094                $697                             $2,791
Interest income                                                          179                 636                                815
                                                             -----------------------------------------------------------------------
   Total investment income                                             2,273               1,333              0               3,606
                                                             -----------------------------------------------------------------------

Expenses:
Management fee                                                         1,141                 775           (341) (a)          1,575
Distribution Plan expenses                                              1622                 582           (388) (b)          1,816
Transfer agent fee                                                       703                 106            110  (c)            919
Custodian fee                                                            150                 110            (38) (d)            222
Printing                                                                  52                  40            (24) (e)             68
Registration fees                                                        124                  27            (27) (f)            124
Professional fees                                                         74                  26            (24) (g)             76
State tax expense                                                         49                   2             21  (h)             72
Directors' fees and expenses                                              17                   2              6  (i)             25
Administrative service fees                                               12                  79            (73) (j)             18
Miscellaneous                                                             17                   6              2  (k)             25
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                         3,961               1,755           (776)              5,525
Less:  Fee waivers and/or reimbursements                                 (20)                 (7)             0                 (27)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           3,941               1,748           (776)              5,498
------------------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                   (1,668)               (415)           776              (1,307)

Equity in earnings of wholly-owned unconsolidated
   foreign subsidiary                                                     82                   0                                 82
Net realized and unrealized gain (loss) on investments and
   foreign currency related transactions
   Net realized gain (loss) on investments and foreign
      currency related transactions                                    7,828              (2,009)                             5,819
   Net change in unrealized appreciation
      (depreciation) on investments                                  (49,113)            (23,036)                           (72,149)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (41,285)            (25,045)             0             (66,330)

------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                ($42,871)           ($25,460)          $776            ($67,555)
====================================================================================================================================

(a)  Contractual agreement.
(b)  1% on Class B shares, 0.25% on Class A shares.
(c)  Per account charge.
(d)  Asset-based fee.
(e)  Per account charge.
(f)  Duplicate fee on funds.
(g)  Duplicate audit fee.
(h)  Asset-based fee.
(I)  Asset-based fee.
(j)  Asset-based fee.
(k)  Asset-based fee.



See Notes to Pro Forma Combining Financial Statements.

Keystone Precious Metals Holdings, Inc.
Notes to Pro Forma Combining Financial Statements (Unaudited)
August 31, 1997

1. Basis of Combination - The Pro Forma Statement of Assets and Liabilities, including the Pro Forma Portfolio of Investments, and the related Pro Forma Statement of Operations ("Pro Forma Statements") reflect the accounts of Keystone Precious Metals Holdings, Inc. ("Keystone") and Blanchard Precious Metals Fund, Inc. ("Blanchard") at August 31, 1997 and for the year then ended.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Blanchard shares in exchange for shares of Keystone. The Pro Forma Statements reflect the expense of each Fund in carrying out its obligations under the Agreement and Plan of Reorganization (the
"Reorganization") as though the merger occurred at the beginning of the period presented.

Under the Reorganization, Keystone will acquire substantially all of the assets and assume certain identified liabilities of Blanchard. Thereafter, there will be a distribution of such shares of Keystone to shareholders of Blanchard in liquidation and subsequent termination thereof. The information contained herein is based on the experience of each Fund for the period ended August 31, 1997 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Blanchard and Keystone in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union National Bank of North Carolina.

The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statements of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of additional shares of Keystone, which would have been issued at August 31, 1997 in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets of Blanchard as of August 31, 1997 of $59,165 (reported in 000's), respectively, and the net asset value per share of Keystone of $18.39. Additional shares issued were converted and distributed to the aforementioned Fund according to its relative share value conversion ratio.

The Pro Forma shares outstanding of 10,316 (reported in 000's) consist of 3,218 (reported on 000's) additional shares of Keystone to be issued in the proposed reorganization, as calculated above, in addition to the shares of Keystone outstanding as of August 31, 1997.

3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of each Fund and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for Keystone at the combined level of average net assets for the period ended August 31, 1997.

                     KEYSTONE PRECIOUS METALS HOLDINGS, INC.

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees and Directors" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1.              Declaration of Trust of Evergreen International Trust.
To be filed by amendment.

2. Bylaws of Evergreen International Trust. To be filed by amendment.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust Articles II., III.(6)(c), IV.(3), IV.(8), V., VI., VII., and VIII. and By-Laws Articles II., III.
and VIII.

6(a).  Form  of  Investment   Advisory  Agreement  between  Keystone  Investment
Management Company and Evergreen International Trust.
To be filed by amendment.

6(b).           Form of Interim Management Contract.  Exhibit B to
Prospectus contained in Part A of this Registration Statement.

6(c).           Form of Interim Sub-Advisory Agreement.  Exhibit C to
Prospectus contained in Part A of this Registration Statement.

7(a). Distribution Agreement between Evergreen Distributor, Inc. Evergreen International Trust. To be filed by amendment.

7(b). Form of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc. To be filed by amendment.

8. Deferred Compensation Plan. To be filed by amendment.

9. Custody Agreement between State Street Bank and Trust Company and Evergreen International Trust. To be filed by amendment.

10(a). Rule 12b-1 Distribution Plan. To be filed by amendment.

10(b).          Multiple Class Plan. To be filed by amendment.

11. Opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13. Not applicable.

14(a). Consent of KPMG Peat Marwick LLP. Filed herewith.

14(b). Consent of Deloitte & Touche LLP. To be filed by amendment.

15. Not applicable.

16. Powers of Attorney. Filed herewith.

17(a). Form of Proxy Card. Filed herewith.

17(b).          Registrant's Rule 24f-2 Declaration.  Incorporated by
reference to Registrant's Form N-1A Registration Statement -
Registration Statement No. 33-11050.


Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration

Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 2nd day of December, 1997.

                                           KEYSTONE PRECIOUS METALS
                                           HOLDINGS, INC.

                                           By:      /s/ John J. Pileggi
                                                    ----------------------
                                                    Name:  John J. Pileggi
                                                    Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 2nd day of December, 1997.

Signatures                                                    Title
----------                                                    -----

/s/John J. Pileggi                                            President and
---------------------                                         Treasurer
John J. Pileggi

/s/Laurence B. Ashkin*                                        Director
---------------------
Laurence B. Ashkin

/s/Charles A. Austin*                                         Director
---------------------
Charles A. Austin

/s/K. Dun Gifford*                                            Director
---------------------
K. Dun Gifford

/s/James S. Howell*                                           Director
---------------------
James S. Howell


/s/Leroy Keith, Jr.*                                          Director
---------------------
Leroy Keith, Jr.


/s/Gerald M. McDonnell*                                       Director

---------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Director
---------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Director
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Director
---------------------
David M. Richardson

/s/Russell A. Salton III*                                     Director
---------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Director
---------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Director
---------------------
Richard J. Shima

* By:             /s/Martin J. Wolin
                  ------------------
                  Martin J. Wolin
                  Attorney-in-Fact

         Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                INDEX TO EXHIBITS

N-14
EXHIBIT NO.

14                Consent of KPMG Peat Marwick LLP
16                Powers of Attorney
17 (a)   Form of Proxy
---------------------